                                                                         iShares

                    2003 SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                JANUARY 31, 2003

[GRAPHIC APPEARS HERE]

                               INDUSTRIAL STRENGTH
                                INVESTMENT TOOLS

       iSHARES GOLDMAN SACHS SERIES          iSHARES MSCI EAFE INDEX FUND

TABLE OF CONTENTS

Shareholder Letter...............................................   1
Market Overview..................................................   3
Managers' Discussion & Analysis..................................   6
Schedules of Investments.........................................  18
  iShares Goldman Sachs Technology Index Fund....................  18
  iShares Goldman Sachs Networking Index Fund....................  22
  iShares Goldman Sachs Semiconductor Index Fund.................  23
  iShares Goldman Sachs Software Index Fund......................  24
  iShares Goldman Sachs Natural Resources Index Fund.............  25
  iShares MSCI EAFE Index Fund...................................  27
Financial Statements.............................................  39
Financial Highlights.............................................  43
Notes to the Financial Statements................................  46
iShares Family of Funds..........................................  54

TO OUR SHAREHOLDERS

For many investors, the last six months was another difficult and challenging period. A tepid economy, corporate accounting scandals and lackluster company earnings all contributed to the major equity indexes declining for the third straight year, a bear market performance not seen in decades. Global geopolitical uncertainties create the possibility that challenging market conditions may continue.

However, iShares continued to innovate and expand, offering more tools that help investors tailor their portfolios to address volatility in this complex market environment. For example, iShares launched the first fixed income exchange-traded funds. Based on investor demand for less volatile asset classes, we introduced three bond funds based on Lehman U.S. Treasury indexes. In addition, to provide credit market exposure we introduced a fund based on the GS $ InvesTop(TM) Index. By the end of 2002, the fixed income iShares funds held $3.8 billion in assets and Business Week named them one of the best new products of the year./1/

With the addition of the fixed income iShares, investors can achieve more diversity in their portfolios -- and at lower cost, since iShares fees are, on average, about half those of actively managed funds./2/ With almost 80 different iShares to choose from, investors have the ability to build a diverse portfolio that covers market capitalization, sectors, value and growth, international and now fixed income indexes.

It is important for investors to remember that market segments do not tend to move in tandem, particularly during volatile market conditions. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may cause investors to favor one market segment over another. The wide range of performance returns for the various iShares funds this year demonstrates that phenomenon clearly.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client's portfolios. To learn more about iShares, we encourage you to visit our web site, www.iShares.com.

At times like these, the importance of sound, disciplined investing is greater than ever. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are proving to be an indispensable tool for investors in the current market. And that is also why more and more investors are recognizing the benefits of iShares. In fact, despite the year's difficult markets, assets under management for iShares actually grew in 2002, reaching $31 billion as of December 31.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

  /s/ Garrett F. Bouton                  /s/ Lee Kranefuss

  Garrett F. Bouton                      Lee Kranefuss
  President and Chairman of the Board    Vice President of iShares Trust
   of Trustees of iShares Trust

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

----------
/1/Business Week, 12/16/02.
/2/Morningstar Principia, BGI analysis 6/02.

SHAREHOLDER LETTER

For complete information, including charges and expenses, request a prospectus by calling 1-800-iSHARES (1-800-474-2737). Read it carefully before you invest.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. Past performance does not guarantee future results.

iShares are not sponsored, endorsed, or issued by Goldman Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman Sachs & Co. or Lehman Brothers. "$ InvesTop(TM)", "$ InvesTop(TM) Index", "GS $ InvesTop(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop(TM) Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co.

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

MARKET OVERVIEW
U.S. EQUITY MARKETS

January 2003 failed to bring any respite to the grinding three-year bear market. After a better performance in the final quarter of 2002 and a bright start to the New Year, the looming threat of war in Iraq continued to trouble investors and impact the economy. By the end of January, many U.S. equity securities were heading back towards the lows of last October. As a result, the S&P 500 Index finished down for the six-month period covered by this report (the "reporting period"), giving rise to the worrying prospect of a successive fourth year of decline in equity markets.

A significant war discount has now been factored into equity prices and, since the tragic events of September 11th, geopolitical risk has certainly played a part in setting market valuations. However, the current bear market has at its roots very different economic and corporate causes, many of which are still to play out. Not unreasonably, analogies are often drawn between the present market decline and the depressed equity market of the 1930s. Both bear markets followed periods of economic and corporate excess that took many years to work out of the system. The severity of the present downturn appears to have been moderated by today's generally more conservative economic management. Yet there remains a fear of global deflation and prolonged recession as policy makers struggle to find the right blend of monetary and fiscal policies in an environment where global productive capacity continues to run well ahead of demand.

Interlaced with these concerns have been the corporate accounting scandals. Investor confidence, understandably, has been badly shaken by these events. In certain respects, industry too has become more inward looking. It appears that many businesses are less inclined to undertake new investments as plans for business growth are modified to reflect uncertain economic prospects.

Resilient consumer spending, fueled by 40-year low interest rates and a buoyant housing market, have so far prevented the economy from sliding into a deeper recession. The 0.5% cut in interest rates in November was designed to shore up confidence. Hopefully, these measures will help the economy through its current "soft spot" but there remain real concerns that the malaise in manufacturing could spread to the broader economy inducing a so-called "double-dip" recession. With war fears now overlaying this troublesome economic background, investors have naturally sought the relative safety of bonds and cash.

U.S. FIXED INCOME MARKETS

As equities hit their low-point in early October, bonds rose to new highs. Yields on the 30-year bond recorded their lowest levels since they were first introduced in the 1970s. Yields on 5- and 10-year Treasuries fell to their lowest levels since the late 1950s. Bond values fell again through to the end of October as equities staged a rally. Yields since then have moved sideways in a saw-tooth fashion but, despite the ongoing threat of war and the diminishing prospect of sustained economic recovery, bonds failed to recapture their best levels for the year.

Even the aggressive half-point cut in the federal funds rate to 1.25% in November and a simultaneous cut in the discount rate to a post-war low of 0.75% failed to inspire a lasting rally in bonds. This was the first and only cut in U.S. interest rates in 2002 after as many as 11 such cuts in 2001. Short-term interest rates, after allowing for inflation, have been substantially negative. This would normally be of some concern to bond investors, particularly against the backdrop of rising oil and gold prices and a weaker dollar on the foreign exchange markets. Yet the perception by many has been that inflation is not, and should not, become a problem in an environment where cost-cutting remains the norm and where producers still have had difficulty passing on cost increases in final product prices.

The other traditional concern for bond investors is the state of government finances. So far the prospect of increased bond supply on the back of an escalating federal budget deficit has done little to dampen the enthusiasm for U.S. Treasuries.

MARKET OVERVIEW

INTERNATIONAL EQUITY MARKETS

The downturn in U.S. equities over the reporting period was repeated in markets around the world. The corporate accounting scandals, the hesitant nature of economic recovery globally, and heightened geopolitical risk in the Middle East all troubled investors deeply.

Economic growth in Europe in particular proved disappointing. Germany was the most seriously affected by the downturn in international trade. On December 5th, the European Central Bank ("ECB") belatedly followed the Federal Reserve with a half-point cut in interest rates to 2.75%. The ECB cited more sluggish growth and an abatement of inflationary pressures as the key factors behind its decision. Yet, as in the U.S., investors remained unimpressed and equities continued to drift lower. Over the reporting period as a whole, European equity markets showed losses generally well in excess of those incurred in the U.S.

The UK economy fared more favorably over the reporting period, helped by a relatively expansive fiscal policy and a strong housing market, which has supported consumer confidence and spending. Partly because of the strength of the housing market, the Bank of England kept the UK base rate at 4% throughout the reporting period, despite exhortations from business to cut rates in support of the weak manufacturing sector. As elsewhere, UK equities fell with concerns over the pensions industry. The solvency of the insurance sector also added to investor woes.

Any hopes that Japanese equities would buck the weaker global trend evaporated as the market spiraled down once again; the Nikkei Dow hit a new 19-year low in November. After more than a decade, Japan remains in the grip of deflation. Consumer prices have fallen for three years in a row, thus raising the real value of debt and, in turn, putting further pressure on the Japanese banking system.

  /s/ Francis Enderle

  Francis Enderle
  Head of Indexed Investing for iShares
  Barclays Global Fund Advisors

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

                      THIS PAGE INTENTIONALLY LEFT BLANK.

MANAGERS' DISCUSSION & ANALYSIS

iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
Performance as of 1/31/03

                AVERAGE ANNUAL TOTAL RETURNS                        CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------     ----------------------------
     YEAR ENDED 1/31/03              INCEPTION TO 1/31/03             INCEPTION TO 1/31/03
----------------------------     ----------------------------     ----------------------------
  NAV       MARKET     INDEX       NAV       MARKET     INDEX       NAV       MARKET     INDEX
(41.05)%   (41.06)%   (40.74)%   (29.00)%   (29.08)%   (28.65)%   (47.66)%   (47.77)%   (47.16)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (3/13/01).
"Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/19/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                     TOP 10 INDEX HOLDINGS

          INTERNATIONAL BUSINESS MACHINES CORP.  8.94%
          MICROSOFT CORP.                        8.03%
          INTEL CORP.                            7.62%
          CISCO SYSTEMS INC.                     7.07%
          ORACLE CORP.                           4.72%
          DELL COMPUTER CORP.                    4.53%
          HEWLETT-PACKARD CO.                    3.89%
          AOL TIME WARNER INC.                   3.67%
          QUALCOMM INC.                          2.17%
          TEXAS INSTRUMENTS INC.                 2.02%

The iShares Goldman Sachs Technology Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Sector Index (the "Index"). For the six months ending January 31, 2003 (the "reporting period"), the Fund declined 1.98%, while the Index declined 1.69%.

Uneven economic news, weak corporate earnings, and the possibility of war in Iraq weighed on equity markets during the reporting period. Markets generally drifted lower during the first few months of the reporting period, as corporations warned of missed earnings and economic figures failed to portray an improving economy. By early October, several broad indices had dipped to their lowest levels in five years. Then, the combination of bargain hunters picking up stocks at newly-depressed levels and an encouraging 4% GDP growth rate for the third quarter spurred a rally that helped to mitigate some of the earlier losses. The rally proved to be unsustainable, however. In January, equities slumped as the threat of war grew, sending the price of crude oil above $33 per barrel and driving the U.S. dollar to a three-year low against the euro by the end of January.

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The technology sector was one of the least adversely affected sectors during the reporting period. Figures released during the fourth quarter revealed that global chip sales rose 14% in August, their first double-digit increase since 2001. August sales levels, which were accompanied by a 15% increase in the average selling price, were followed by further spikes in sales in September and October. Because the technology sector had borne the brunt of market declines over the course of the past several years, the lows reached in early October also attracted bargain hunters to the sector.

Among the Index's ten largest holdings, performance was mixed over the reporting period. The strongest gains came from QUALCOMM Inc. (2.17% of the Index as of January 31, 2003), which climbed 37.05%. Hewlett-Packard Co. (3.89% of the Index as of January 31, 2003) rose 24.28%, and Oracle Corp. (4.72% of the Index as of January 31, 2003) returned 20.19%. International Business Machines Corp., the largest holding in the ten largest positions at 8.94% of the Index as of January 31, 2003, logged an 11.53% gain. On the negative side, Texas Instruments Inc. (2.02% of the Index as of January 31, 2003) fell 31.13%, and Intel Corp. (7.62% as of January 31, 2003) dropped 16.25% for the reporting period.

MANAGERS' DISCUSSION & ANALYSIS

MANAGERS' DISCUSSION & ANALYSIS

iSHARES GOLDMAN SACHS NETWORKING INDEX FUND
Performance as of 1/31/03

            AVERAGE ANNUAL TOTAL RETURNS                            CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------     ----------------------------
     YEAR ENDED 1/31/03               INCEPTION TO 1/31/03            INCEPTION TO 1/31/03
-----------------------------     ---------------------------     ----------------------------
  NAV       MARKET      INDEX      NAV       MARKET     INDEX       NAV       MARKET     INDEX
(50.14)%   (50.12)%   (50.13)%   (43.76)%   (43.86)%   (43.46)%   (59.36)%   (59.47)%   (58.92)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (7/10/01).
"Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/13/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

               TOP 10 INDEX HOLDINGS

          NORTEL NETWORKS CORP.     11.19%
          QUALCOMM INC.              8.24%
          LUCENT TECHNOLOGIES INC.   8.12%
          CISCO SYSTEMS INC.         7.98%
          MOTOROLA INC.              7.05%
          CORNING INC.               5.67%
          JDS UNIPHASE CORP.         4.12%
          JUNIPER NETWORKS INC.      3.95%
          TELLABS INC.               3.88%
          BROADCOM CORP. A           3.34%

The iShares Goldman Sachs Networking Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index (the "Index"). For the six-month period ending January 31, 2003 (the "reporting period"), the Fund returned 12.76%, while the Index rose 13.03%.

Equity markets experienced volatile performance during the reporting period, against the backdrop of uncertain economic and geopolitical conditions. After dipping to five-year lows, equities rebounded sharply during the last few months of 2002. Positive news helped to boost markets. Third quarter GDP growth, originally reported at 3.1%, was revised to a healthy 4.0% during the fourth quarter. Low mortgage rates drove new-home construction to its highest level in sixteen years, and global chip sales enjoyed double-digit increases in sales levels for the first time since 2001. Equity markets retreated again in December and January amid a drop in consumer confidence levels, disappointing holiday retail sales, and an increasing likelihood of war in Iraq.

Networking stocks in general bucked the performance trend of the broader markets during the reporting period. After enduring the bulk of the market declines in previous reporting periods, the sector benefited from bargain hunters seeking depressed share prices late in 2002.

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Among the Index's ten largest holdings, performance was largely positive over the reporting period. Nortel Networks Corp., the Index's largest holding at 11.19% of the Index as of January 31, 2003, gained 144.33%. The second largest holding, QUALCOMM Inc. (8.24% of the Index as of January 31, 2003) climbed 37.05%, and Tellabs Inc. (3.88% of the Index as of January 31, 2003) returned 35.95%. Juniper Networks Inc. (3.95% of the Index as of January 31, 2003) gained 9.62%, JDS Uniphase Corp. (4.12% of the Index as of January 31, 2003) rose 6.72%, and Lucent Technologies Inc. (8.12% of the Index as of January 31, 2003) climbed 6.29%. On the negative side, Motorola Inc. (7.05% of the Index as of January 31, 2003) declined 30.69%, and the Class A shares of Broadcom Corp. (3.34% of the Index as of January 31, 2003) fell 27.83% over the reporting period.

MANAGERS' DISCUSSION & ANALYSIS

MANAGERS' DISCUSSION & ANALYSIS

iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND
Performance as of 1/31/03

           AVERAGE ANNUAL TOTAL RETURNS                             CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------     ----------------------------
     YEAR ENDED 1/31/03              INCEPTION TO 1/31/03             INCEPTION TO 1/31/03
----------------------------     ----------------------------     ----------------------------
  NAV       MARKET     INDEX       NAV      MARKET      INDEX       NAV      MARKET      INDEX
(52.22)%   (52.16)%   (52.04)%   (35.38)%   (35.48)%   (35.23)%   (49.49)%   (49.61)%   (49.21)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (7/10/01).
"Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/13/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                    TOP 10 INDEX HOLDINGS

          TEXAS INSTRUMENTS INC.             9.11%
          INTEL CORP.                        8.62%
          MOTOROLA INC.                      8.37%
          APPLIED MATERIALS INC.             8.32%
          STMICROELECTRONICS NV - NY SHARES  8.23%
          MAXIM INTEGRATED PRODUCTS INC.     5.49%
          ANALOG DEVICES INC.                4.81%
          LINEAR TECHNOLOGY CORP.            4.48%
          XILINX INC.                        3.67%
          KLA-TENCOR CORP.                   3.38%

The iShares Goldman Sachs Semiconductor Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index (the "Index"). For the six-month period ending January 31, 2003 (the "reporting period"), the Fund declined 20.35%, while the Index declined 20.18%.

Equity markets struggled during the reporting period with signs of a floundering economy, skepticism about corporate leadership, and geopolitical tension. The reporting period opened amid a new wave of earnings warnings and heightened concerns about potential war in Iraq. As broad markets dipped to new lows in the first few days of October, bargain hunters moved in, spurring a brief rebound. Positive economic news also helped boost equities during October and November. GDP growth for the third quarter was revised to a healthy 4%, corporate earnings rose 2.1%, and new-home construction reached its highest level in sixteen years, thanks to low mortgage rates. In December, however, stocks slumped on the news of disappointing holiday spending levels. As the increased likelihood of war in Iraq drove the price of crude oil above $33 per barrel in January, broad market indexes continued their downward slide.

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For semiconductor stocks, the struggling economy continued to weigh on earnings levels, as corporate investment declined. Despite this trend, however, hopeful signs emerged during the reporting period. Figures released in late 2002 revealed that global chip sales rose 14% in August, their first double-digit increase since 2001. August sales levels, which were accompanied by a 15% increase in the average selling price, were followed by further spikes in sales in September and October.

Nine of the Index's ten largest holdings delivered negative returns during the reporting period. Texas Instruments Inc., the largest holding at 9.11% of the Index as of January 31, 2003, fell 31.13%, and Motorola Inc. (8.37% of the Index as of January 31, 2003) declined 30.69%. Applied Materials Inc. (8.32% of the Index as of January 31, 2003) dropped 19.50%, KLA-Tencor Corp. (3.38% of the Index as of January 31, 2003) fell 17.14%, and Intel Corp. (8.62% of the Index as of January 31, 2003) lost 16.25%. The sole positive performer among the ten largest holdings over the reporting period was Xilinx Inc. (3.67% of the Index as of January 31, 2003), which gained 3.13%.

MANAGERS' DISCUSSION & ANALYSIS

MANAGERS' DISCUSSION & ANALYSIS

iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND
Performance as of 1/31/03

                 AVERAGE ANNUAL TOTAL RETURNS                       CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------     ----------------------------
     YEAR ENDED 1/31/03              INCEPTION TO 1/31/03             INCEPTION TO 1/31/03
----------------------------     ----------------------------     ----------------------------
  NAV       MARKET     INDEX       NAV       MARKET     INDEX       NAV       MARKET     INDEX
(43.45)%   (43.22)%   (43.19)%   (33.38)%   (33.28)%   (33.12)%   (47.03)%   (46.91)%   (46.61)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (7/10/01).
"Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/13/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                      TOP 10 INDEX HOLDINGS

          ORACLE CORP.                            9.15%
          MICROSOFT CORP.                         7.59%
          INTUIT INC.                             6.70%
          COMPUTER ASSOCIATES INTERNATIONAL INC.  5.67%
          VERITAS SOFTWARE CORP.                  5.56%
          ELECTRONIC ARTS INC.                    5.42%
          SYMANTEC CORP.                          5.00%
          ADOBE SYSTEMS INC.                      4.62%
          PEOPLESOFT INC.                         4.49%
          BEA SYSTEMS INC.                        3.48%

The iShares Goldman Sachs Software Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index (the "Index"). For the six-month period ending January 31, 2003 (the "reporting period"), the Fund returned 10.21%, compared with a return of 10.46% for the Index.

Mixed economic news, weak corporate earnings, and the possibility of war in Iraq weighed on equity markets during the reporting period, creating an uneven performance pattern in the markets. Early in the reporting period, as corporations warned of missed earnings targets and economic figures failed to portray an improving economy, stock prices sank. By early October, several broad indices had dipped to their lowest levels in five years. Then, the combination of bargain hunters picking up stocks at newly depressed levels and an encouraging 4% GDP growth rate for the third quarter spurred a strong, but brief, rally. Equities slumped again in December amid disappointing holiday shopping levels. In January, the decline continued as the threat of war grew, sending the price of crude oil above $33 per barrel.

The software sector was one of the few to deliver positive returns during the reporting period. Figures released during the reporting period revealed that global chip sales rose 14% in August, their first double-digit increase since 2001. Because the technology sector had borne the

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
brunt of market declines over the course of the past several years, the lows reached in early October also attracted bargain hunters to the sector.

Within the Index's top ten holdings, performance was mostly positive over the reporting period. BEA Systems Inc. (3.48% of the Index as of January 31, 2003) gained 106.49%. Computer Associates International Inc. (5.67% of the Index as of January 31, 2003) returned 43.58%, and Symantec Corp. (5.00% of the Index as of January 31, 2003) climbed 39.18%. The largest holding at 9.15% of the Index as of January 31, 2003, Oracle Corp. gained 20.19%. The only two negative performers over the reporting period among the ten largest holdings were Electronic Arts Inc. (5.42% of the Index as of January 31, 2003) and Microsoft Corp. (7.59% of the Index as of January 31, 2003), which declined 13.97% and 1.08%, respectively.

MANAGERS' DISCUSSION & ANALYSIS

MANAGERS' DISCUSSION & ANALYSIS

iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND
Performance as of 1/31/03

               AVERAGE ANNUAL TOTAL RETURNS                         CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------     ----------------------------
     YEAR ENDED 1/31/03              INCEPTION TO 1/31/03             INCEPTION TO 1/31/03
----------------------------     ----------------------------     ----------------------------
  NAV       MARKET     INDEX       NAV       MARKET     INDEX       NAV      MARKET      INDEX
(13.23)%   (13.22)%   (12.82)%   (11.73)%   (11.74)%   (11.41)%   (14.76)%   (14.77)%   (14.37)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (10/22/01).
"Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/26/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                      TOP 10 INDEX HOLDINGS

          EXXON MOBIL CORP.                      7.61%
          ROYAL DUTCH PETROLEUM CO. - NY SHARES  7.40%
          BP PLC ADR                             7.39%
          CHEVRONTEXACO CORP.                    7.38%
          CONOCOPHILLIPS                         5.03%
          SCHLUMBERGER LTD.                      3.38%
          INTERNATIONAL PAPER CO.                2.64%
          ALCOA INC.                             2.57%
          ENCANA CORP.                           2.28%
          ANADARKO PETROLEUM CORP.               1.77%

The iShares Goldman Sachs Natural Resources Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index (the "Index"). For the six-month period ending January 31, 2003 (the "reporting period"), the Fund declined 3.91%, compared to a decline of 3.65% for the Index.

Equity markets struggled against a backdrop of uncertainty during the reporting period. Mixed signs for economic recovery, skepticism about corporate leadership, and geopolitical unease heightened during the reporting period. The reporting period opened amid a new wave of earnings warnings and concerns about potential war in Iraq. As broad markets dipped to new lows in the first few days of October, bargain hunters moved in, spurring a brief rebound. Positive economic news also helped boost equities during October and November. GDP growth for the third quarter was revised to a healthy 4% and corporate earnings rose 2.1%. In December, however, stocks slumped on the news of disappointing holiday spending levels. As the increased likelihood of war in Iraq drove the price of crude oil higher and the U.S. dollar lower, broad market indexes continued to decline, reaching a three-month low by the end of January.

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

In January, fears of war with Iraq drove crude oil prices above $33 a barrel, on concerns of a supply crunch during peak winter heating months. Oil company shares responded negatively to signs that oil prices may have spiked to unsustainable levels. Within the sector, the oil service and exploration companies tended to falter the most, because they tend to be more sensitive to the price of oil than are the large, diversified oil companies. The uncertainty of global economic recovery meant decreased demand for raw materials, and share prices for basic materials companies declined in January as a result.

Among the Index's ten largest holdings, performance was largely negative over the reporting period. The five largest holdings in the Index represented shares of diversified oil companies, and all five delivered negative results. BP PLC (7.39% of the Index as of January 31, 2003) fell 14.34% and ChevronTexaco Corp. (7.38% of the Index as of January 31, 2003) declined 12.46%, while Royal Dutch Petroleum Co. (7.40% of the Index as of January 31, 2003), Exxon Mobil Corp. (7.61% of the Index as of January 31, 2003), and ConocoPhillips (5.03% of the Index as of January 31, 2003) lost 6.92%, 5.88%, and 5.42%, respectively. Oil service and exploration company Schlumberger Ltd. (3.38% of the Index as of January 31, 2003) declined 11.41%. Among basic materials companies, Alcoa Inc. (2.57% of the Index as of January 31, 2003) lost 26.45%, and International Paper Co. (2.64% of the Index as of January 31, 2003) fell 9.12%.

MANAGERS' DISCUSSION & ANALYSIS

MANAGERS' DISCUSSION & ANALYSIS

iSHARES MSCI EAFE INDEX FUND
Performance as of 1/31/03

              AVERAGE ANNUAL TOTAL RETURNS                           CUMULATIVE TOTAL RETURNS
-------------------------------------------------------------      ---------------------------
     YEAR ENDED 1/31/03              INCEPTION TO 1/31/03              INCEPTION TO 1/31/03
----------------------------     ----------------------------      ---------------------------
  NAV       MARKET     INDEX       NAV       MARKET     INDEX       NAV      MARKET      INDEX
(14.69)%   (13.99)%   (14.69)%   (17.25)%   (17.07)%   (17.27)%   (24.27)%   (24.03)%   (24.33)%

"Total returns for the period since inception" are calculated from the inception date of the Fund (8/14/01).
"Average annual total return" represents the average annual change in value of an investment over the periods indicated. "Cumulative total return" represents the total change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (8/17/01), the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

                    TOP 10 INDEX HOLDINGS

          BP PLC                            2.79%
          VODAFONE GROUP PLC                2.42%
          GLAXOSMITHKLINE PLC               2.25%
          NOVARTIS AG                       1.98%
          HSBC HOLDINGS PLC                 1.94%
          ROYAL DUTCH PETROLEUM CO.         1.74%
          TOTALFINAELF SA                   1.70%
          NESTLE SA                         1.63%
          NOKIA OYJ                         1.32%
          ROYAL BANK OF SCOTLAND GROUP PLC  1.20%

The iShares MSCI EAFE INDEX FUND (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morgan Stanley Capital International Europe, Australasia and Far East Index (the "Index"). The Index measures the performance of equities in developed European, Australasian and Far East ("EAFE") markets. Over the period from August 1, 2002, through January 31, 2003 (the "reporting period"), the Fund declined 9.22%, compared to a decline of 9.15% for the Index.

The constituent markets of the Index were volatile over the reporting period, reflecting investors' changing perceptions about the global economic climate and the political situation in the Middle East and elsewhere.

As the reporting period began, EAFE markets were generally weak. Although the U.S. economy posted fairly strong growth in the third quarter of 2002, many investors nonetheless were concerned in August and September 2002 that the U.S. economy and corporate profits were headed for a significant slowdown. The threat of a war between the United States and Iraq also undermined the confidence of many investors. These fears contributed to the Index's lackluster performance (-0.47% in U.S. dollars) over the month of August. That decline

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
would prove to be mild, however, in comparison to the Index's 11.04% plunge (in U.S. dollars) the following month. The cautious mood among investors in September 2002 led many of them to favor defensive areas of the Index, such as health care and consumer staples.

Investor sentiment improved in October 2002, however, helping to drive up the Index by 5.30% in U.S. dollars. The momentum continued in November 2002, when the Index gained another 4.42% in U.S. dollars. Over these months the more growth-oriented sectors of the Index, particularly the telecommunication services and information technology sectors, outperformed traditionally slower-growing, defensive sectors such as utilities and consumer staples.

These defensive sectors again came to the forefront in the final two months of the reporting period, when investors once again became more risk averse. In December 2002, the Index posted a 3.42% loss in U.S. dollars; in January 2003, it declined another 4.23% in U.S. dollars. Renewed concerns about the possibility of a war between the U.S. and Iraq on the one hand, and newly heightened tensions between the U.S. and North Korea on the other hand, led many investors to take a more cautious stance and favor sectors such as the utilities sector.

Although the Index posted a significant decline over the reporting period, the strength of the euro and other currencies did help to buoy the Index's returns when translated into U.S. dollars.

MANAGERS' DISCUSSION & ANALYSIS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
January 31, 2003

SECURITY                                     SHARES        VALUE
----------------------------------------------------------------
COMMON STOCKS - 100.03%
International Business Machines Corp.        56,026  $ 4,382,914
Microsoft Corp./1/                           82,916    3,935,193
Intel Corp.                                 237,733    3,722,899
Cisco Systems Inc./1/                       259,260    3,466,306
Oracle Corp./1/                             192,169    2,311,793
Dell Computer Corp./1/                       92,957    2,217,954
Hewlett-Packard Co.                         109,488    1,906,186
AOL Time Warner Inc./1/                     154,249    1,798,543
QUALCOMM Inc./1/                             28,184    1,061,409
Texas Instruments Inc.                       62,110      987,549
First Data Corp.                             26,983      928,215
eBay Inc./1/                                 11,084      833,073
Automatic Data Processing Inc.               21,481      744,746
Applied Materials Inc./1/                    59,108      707,523
Motorola Inc.                                82,603      659,172
EMC Corp./1/                                 78,905      607,568
STMicroelectronics NV - NY Shares            32,104      589,429
Yahoo! Inc./1/                               21,184      385,549
USA Interactive/1/                           17,204      378,660
Maxim Integrated Products Inc.               11,486      357,789
Sun Microsystems Inc./1/                    111,628      344,931
Paychex Inc.                                 13,484      339,527
Nortel Networks Corp./1/                    137,670      326,278
Intuit Inc./1/                                7,358      324,488
Analog Devices Inc./1/                       13,127      314,129
Amazon.com Inc./1/                           13,701      299,367
Linear Technology Corp.                      11,183      292,212
Electronic Data Systems Corp.                17,072      289,370
Agilent Technologies Inc./1/                 16,733      275,760
Computer Associates International Inc.       20,546      274,700
Lexmark International Inc. "A"/1/             4,527      274,065
Veritas Software Corp./1/                    14,755      269,308
Concord EFS Inc./1/                          18,227      267,208
Electronic Arts Inc./1/                       5,074      262,884
Accenture Ltd./1/                            15,775      261,076
Affiliated Computer Services Inc. "A"/1/      4,518      244,966
Symantec Corp./1/                             5,185      242,036
Lucent Technologies Inc./1/                 129,501      240,872
Xilinx Inc./1/                               12,122      239,894
Adobe Systems Inc.                            8,460      223,513
KLA-Tencor Corp./1/                           6,762      220,712
PeopleSoft Inc./1/                           11,260      218,331
Fiserv Inc./1/                                6,868      214,082
SunGard Data Systems Inc./1/                 10,189      198,074
Computer Sciences Corp./1/                    6,175      188,955
Apple Computer Inc./1/                       12,924      185,589
Micron Technology Inc./1/                    21,772      178,748
BEA Systems Inc./1/                          14,748      169,012
Corning Inc./1/                              41,214      168,153
Microchip Technology Inc.                     7,313      161,544
Novellus Systems Inc./1/                      5,352      157,616
L-3 Communications Holdings Inc./1/           3,393      151,905
Altera Corp./1/                              13,691      150,327
Flextronics International Ltd./1/            18,640      150,238
BMC Software Inc./1/                          8,422      148,480
Siebel Systems Inc./1/                       17,461      145,974
DST Systems Inc./1/                           4,291      141,260
ASM Lithography Holding NV "R"/1/            17,288      138,477
CDW Computer Centers Inc./1/                  3,002      132,358
Network Appliance Inc./1/                    12,144      131,277
Check Point Software Technologies Ltd./1/     8,712      124,843
JDS Uniphase Corp./1/                        45,300      122,763
Juniper Networks Inc./1/                     13,359      117,158
Tellabs Inc./1/                              14,721      114,677
QLogic Corp./1/                               3,369      112,120
ChoicePoint Inc./1/                           3,096      111,456
Jabil Circuit Inc./1/                         7,136      111,393
American Power Conversion Corp./1/            7,024      109,293
Unisys Corp./1/                              11,693      108,979
Mercury Interactive Corp./1/                  3,046      108,285
Solectron Corp./1/                           29,528      106,006
Synopsys Inc./1/                              2,729      105,530
Amdocs Ltd./1/                                7,979      103,647

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
January 31, 2003

SECURITY                                     SHARES        VALUE
----------------------------------------------------------------
Pixar Inc./1/                                 1,853  $   101,896
Broadcom Corp. "A"/1/                         7,322       99,140
Cadence Design Systems Inc./1/                9,656       95,788
Sabre Holdings Corp./1/                       5,091       91,333
CIENA Corp./1/                               15,639       90,706
Fair Isaac and Co. Inc.                       1,820       90,545
National Semiconductor Corp./1/               6,528       86,170
Network Associates Inc./1/                    5,615       85,741
Citrix Systems Inc./1/                        6,139       84,718
Storage Technology Corp./1/                   3,798       83,936
Convergys Corp./1/                            6,202       79,075
Marvell Technology Group Ltd./1/              4,289       78,360
Celestica Inc./1/                             6,734       77,980
Ceridian Corp./1/                             5,366       76,948
Harris Corp.                                  2,380       74,256
UTStarcom Inc./1/                             3,795       73,130
Rational Software Corp./1/                    6,969       72,478
Symbol Technologies Inc.                      8,341       70,315
VeriSign Inc./1/                              8,475       69,919
Sanmina-SCI Corp./1/                         19,098       69,899
BISYS Group Inc. (The)/1/                     4,350       68,730
Cognos Inc./1/                                3,010       68,598
Teradyne Inc./1/                              6,564       68,200
Intersil Corp. "A"/1/                         4,673       67,759
ADC Telecommunications Inc./1/               28,551       65,667
Advanced Micro Devices Inc./1/               12,408       65,018
Comverse Technology Inc./1/                   6,705       63,832
Reynolds & Reynolds Co.(The) "A"              2,501       62,225
Amphenol Corp. "A"/1/                         1,523       62,062
Ingram Micro Inc. "A"/1/                      5,379       61,859
Emulex Corp./1/                               2,939       61,513
Autodesk Inc.                                 4,098       61,224
Scientific-Atlanta Inc.                       5,501       61,061
CheckFree Corp./1/                            3,161       60,786
Certegy Inc./1/                               2,366       60,522
LSI Logic Corp./1/                           13,436       59,253
NVIDIA Corp./1/                               5,701       58,834
National Instruments Corp./1/                 1,815       58,570
Agere Systems Inc. "B"/1/                    32,598       56,721
3Com Corp./1/                                13,303       56,272
Western Digital Corp./1/                      6,951       55,260
AVX Corp.                                     6,263       55,114
Edwards (J.D.) & Co./1/                       4,330       54,255
BearingPoint Inc./1/                          6,803       53,676
Vishay Intertechnology Inc./1/                5,174       53,447
Rambus Inc./1/                                3,429       53,150
Lam Research Corp./1/                         4,455       52,079
Integrated Circuit Systems Inc./1/            2,463       51,723
Advanced Fibre Communications Inc./1/         3,045       51,430
Tektronix Inc./1/                             3,095       51,068
Maxtor Corp./1/                               8,609       51,051
Expedia Inc. "A"/1/                             837       50,220
Overture Services Inc./1/                     2,083       48,388
Sybase Inc./1/                                3,360       48,317
Acxiom Corp./1/                               3,236       48,055
Compuware Corp./1/                           13,665       47,827
Cerner Corp./1/                               1,284       47,340
Cree Inc./1/                                  2,601       46,714
Fairchild Semiconductor International
 Corp. "A"/1/                                 4,246       46,451
Agere Systems Inc. "A"/1/                    26,163       46,309
International Rectifier Corp./1/              2,281       45,278
ADTRAN Inc./1/                                1,340       45,091
Imation Corp./1/                              1,260       45,032
Avnet Inc./1/                                 4,291       44,583
Silicon Laboratories Inc./1/                  1,742       42,923
Arrow Electronics Inc./1/                     3,602       42,756
TIBCO Software Inc./1/                        7,614       42,715
Novell Inc./1/                               13,040       42,250
TMP Worldwide Inc./1/                         3,822       42,233
Avocent Corp./1/                              1,618       40,612
Polycom Inc./1/                               3,569       40,258
Applied Micro Circuits Corp./1/              10,793       39,071
Perot Systems Corp. "A"/1/                    3,796       38,719
Henry (Jack) & Associates Inc.                3,105       38,378
West Corp./1/                                 2,346       38,357
CACI International Inc. "A"/1/                1,020       38,332
ATI Technologies Inc./1/                      8,605       38,292
Global Payments Inc.                          1,320       37,660
SanDisk Corp./1/                              2,469       37,657

SCHEDULES OF INVESTMENTS
iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
January 31, 2003

SECURITY                                     SHARES        VALUE
----------------------------------------------------------------
Cymer Inc./1/                                 1,215  $    37,556
Brocade Communications Systems Inc./1/        8,355       37,347
Research in Motion Ltd./1/                    2,802       35,754
Foundry Networks Inc./1/                      4,296       35,657
Activision Inc./1/                            2,445       35,575
Semtech Corp./1/                              2,635       35,098
PerkinElmer Inc.                              4,493       35,045
RF Micro Devices Inc./1/                      6,137       34,490
Atmel Corp./1/                               16,800       34,440
Skyworks Solutions Inc./1/                    4,939       34,375
Hyperion Solutions Corp./1/                   1,223       33,911
Quest Software Inc./1/                        3,306       33,523
Electronics For Imaging Inc./1/               1,920       33,408
Cognex Corp./1/                               1,556       33,096
PMC-Sierra Inc./1/                            5,968       32,824
Avaya Inc./1/                                12,908       32,528
Macromedia Inc./1/                            2,212       32,406
Andrew Corp./1/                               3,500       32,340
Varian Semiconductor Equipment
 Associates Inc./1/                           1,230       31,906
Red Hat Inc./1/                               6,109       31,400
Lattice Semiconductor Corp./1/                4,092       30,895
Titan Corp. (The)/1/                          2,772       30,686
DoubleClick Inc./1/                           4,855       30,635
Gateway Inc./1/                              11,643       30,505
Sycamore Networks Inc./1/                     9,839       30,403
Take-Two Interactive Software Inc./1/         1,420       30,090
EarthLink Inc./1/                             5,614       29,810
PEC Solutions Inc./1/                           957       29,476
Amkor Technology Inc./1/                      5,838       28,548
Pinnacle Systems Inc./1/                      2,172       28,410
Black Box Corp.                                 688       28,249
Intergraph Corp./1/                           1,626       28,097
Integrated Device Technology Inc./1/          3,757       27,990
Micrel Inc./1/                                3,339       27,814
Anteon International Corp./1/                 1,230       27,798
Hotels.com "A"/1/                               672       27,001
Borland Software Corp./1/                     2,562       26,645
Ariba Inc./1/                                 9,405       26,437
Ascential Software Corp./1/                   8,455       26,126
Kronos Inc./1/                                  700       26,082
Documentum Inc./1/                            1,715       25,331
MKS Instruments Inc./1/                       1,815       24,575
KEMET Corp./1/                                3,141       23,872
Internet Security Systems Inc./1/             1,805       23,447
NetIQ Corp./1/                                1,951       23,314
InterDigital Communications Corp./1/          1,916       23,222
Axcelis Technologies Inc./1/                  3,499       23,195
Cypress Semiconductor Corp./1/                4,390       23,047
McDATA Corp. "A"/1/                           2,898       22,865
Parametric Technology Corp./1/                9,375       22,500
Adaptec Inc./1/                               3,798       22,484
Quantum Corp./1/                              6,310       21,896
Mentor Graphics Corp./1/                      2,349       21,658
Macrovision Corp./1/                          1,707       20,706
GlobeSpanVirata Inc./1/                       4,582       20,344
RealNetworks Inc./1/                          5,704       20,306
Keane Inc./1/                                 2,506       20,274
webMethods Inc./1/                            1,784       19,874
Informatica Corp./1/                          2,841       19,830
Tekelec/1/                                    2,223       18,984
CSG Systems International Inc./1/             1,818       18,907
THQ Inc./1/                                   1,413       18,044
Extreme Networks Inc./1/                      4,130       16,892
Palm Inc./1/                                  1,028       15,944
Newport Corp./1/                              1,357       15,782
Advent Software Inc./1/                       1,133       15,760
TriQuint Semiconductor Inc./1/                4,713       15,364
i2 Technologies Inc./1/                      15,206       15,206
Vitesse Semiconductor Corp./1/                7,231       14,968
WebEx Communications Inc./1/                  1,461       14,785
Plexus Corp./1/                               1,487       13,057
Brooks-PRI Automation Inc./1/                 1,185       12,442
ASE Test Ltd./1/                              3,435        9,889
Openwave Systems Inc./1/                      6,330        7,786
TOTAL COMMON STOCKS
 (Cost: $75,372,041)                                  48,990,352

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES GOLDMAN SACHS TECHNOLOGY
INDEX FUND January 31, 2003

SECURITY                                     SHARES        VALUE
----------------------------------------------------------------
SHORT TERM INSTRUMENTS - 3.12%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares                     1,450,480  $  1,450,480
BlackRock Temp Cash Money
 Market Fund                                 71,858        71,858
Dreyfus Money Market Fund                     5,749         5,749
Goldman Sachs Financial Square
 Prime Obligation Fund                        1,809         1,809
TOTAL SHORT TERM INSTRUMENTS
 (cost: $1,529,896)                                     1,529,896

TOTAL INVESTMENTS IN SECURITIES - 103.15%
 (cost $76,901,937)                                    50,520,248
OTHER ASSETS, LESS LIABILITIES - (3.15%)               (1,544,466)
                                                     ------------
NET ASSETS - 100.00%                                 $ 48,975,782
                                                     ============

/1/ Non-income earning securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES GOLDMAN SACHS NETWORKING INDEX FUND
January 31, 2003

SECURITY                                     SHARES        VALUE
----------------------------------------------------------------
COMMON STOCKS - 100.03%
Nortel Networks Corp./1/                    926,948  $ 2,196,867
QUALCOMM Inc./1/                             43,651    1,643,897
Lucent Technologies Inc./1/                 870,857    1,619,794
Cisco Systems Inc./1/                       119,129    1,592,755
Motorola Inc.                               176,383    1,407,536
Corning Inc./1/                             277,123    1,130,662
JDS Uniphase Corp./1/                       304,419      824,975
Juniper Networks Inc./1/                     89,819      787,713
Tellabs Inc./1/                              99,454      774,747
Broadcom Corp. "A"/1/                        49,222      666,466
CIENA Corp./1/                              104,525      606,245
Marvell Technology Group Ltd./1/             28,998      529,793
UTStarcom Inc./1/                            25,721      495,644
ADC Telecommunications Inc./1/              192,451      442,637
Comverse Technology Inc./1/                  45,337      431,608
Scientific-Atlanta Inc.                      37,284      413,852
Agere Systems Inc. "B"/1/                   219,397      381,751
3Com Corp./1/                                88,802      375,632
Advanced Fibre Communications Inc./1/        20,306      342,968
Agere Systems Inc. "A"/1/                   176,726      312,805
ADTRAN Inc./1/                                8,995      302,682
Polycom Inc./1/                              23,983      270,528
Applied Micro Circuits Corp./1/              73,003      264,271
Foundry Networks Inc./1/                     29,100      241,530
Research in Motion Ltd./1/                   18,851      240,539
Skyworks Solutions Inc./1/                   33,228      231,267
PMC-Sierra Inc./1/                           40,365      222,008
Avaya Inc./1/                                87,794      221,241
Sycamore Networks Inc./1/                    65,693      202,991
Pinnacle Systems Inc./1/                     14,578      190,680
InterDigital Communications Corp./1/         12,869      155,972
GlobeSpanVirata Inc./1/                      31,474      139,745
Extreme Networks Inc./1/                     27,828      113,817
Vitesse Semiconductor Corp./1/               48,535      100,467
Openwave Systems Inc./1/                     43,245       53,191
TOTAL COMMON STOCKS
 (Cost: $36,764,369)                                  19,929,276

SHORT TERM INSTRUMENTS - 5.64%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares                     1,064,599    1,064,599
BlackRock Temp Cash Money Market Fund        52,927       52,927
Dreyfus Money Market Fund                     4,234        4,234
Goldman Sachs Financial Square Prime
 Obligation Fund                              1,333        1,333
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $1,123,093)                                    1,123,093

TOTAL INVESTMENTS IN
 SECURITIES - 105.67%
 (Cost $37,887,462)                                   21,052,369
Other Assets, Less Liabilities - (5.67%)              (1,130,248)
                                                     -----------
Net Assets - 100.00%                                 $19,922,121
                                                     ===========

/1/ Non-income earning securities.

See notes to financial statements.

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND
January 31, 2003

SECURITY                                     SHARES        VALUE
----------------------------------------------------------------
COMMON STOCKS - 100.00%
Texas Instruments Inc.                      370,166  $ 5,885,639
Intel Corp.                                 354,902    5,557,765
Motorola Inc.                               677,404    5,405,684
ST Microelectronics NV - NY Shares          293,439    5,387,540
Applied Materials Inc./1/                   449,279    5,377,870
Maxim Integrated Products Inc.              113,730    3,542,690
Analog Devices Inc./1/                      129,832    3,106,880
Linear Technology Corp.                     110,762    2,894,211
Xilinx Inc./1/                              119,661    2,368,091
KLA-Tencor Corp./1/                          66,996    2,186,749
Micron Technology Inc./1/                   214,760    1,763,180
Microchip Technology Inc.                    72,082    1,592,291
Novellus Systems Inc./1/                     52,763    1,553,870
Altera Corp./1/                             135,793    1,491,007
ASM Lithography Holding NV "R"/1/           171,175    1,371,112
Broadcom Corp. "A"/1/                        72,428      980,675
National Semiconductor Corp./1/              64,269      848,351
Marvell Technology Group Ltd./1/             42,630      778,850
Teradyne Inc./1/                             65,047      675,838
Intersil Corp. "A"/1/                        45,827      664,492
Advanced Micro Devices Inc./1/              121,990      639,228
LSI Logic Corp./1/                          132,089      582,513
NVIDIA Corp./1/                              55,970      577,610
Rambus Inc./1/                               34,557      535,634
Lam Research Corp./1/                        44,478      519,948
Integrated Circuit Systems Inc./1/           24,066      505,386
Agere Systems Inc. "A"/1/                   259,657      459,593
Fairchild Semiconductor International
 Corp. "A"/1/                                41,531      454,349
International Rectifier Corp./1/             22,692      450,436
Silicon Laboratories Inc./1/                 17,321      426,789
Applied Micro Circuits Corp./1/             107,283      388,364
ATI Technologies Inc./1/                     84,089      374,197
Cymer Inc./1/                                12,094      373,826
SanDisk Corp./1/                             24,486      373,460
Semtech Corp./1/                             25,976      346,000
Skyworks Solutions Inc./1/                   48,825      339,822
Atmel Corp./1/                              165,559      339,396
RF Micro Devices Inc./1/                     60,092      337,717
PMC-Sierra Inc./1/                           59,437      326,904
Varian Semiconductor Equipment
 Associates Inc./1/                          11,979      310,735
Lattice Semiconductor Corp./1/               39,891      301,177
Amkor Technology Inc./1/                     58,618      286,642
Integrated Device Technology Inc./1/         36,580      272,521
Micrel Inc./1/                               32,500      270,725
MKS Instruments Inc./1/                      18,214      246,618
Axcelis Technologies Inc./1/                 34,867      231,133
Cypress Semiconductor Corp./1/               43,915      230,554
GlobeSpanVirata Inc./1/                      46,328      205,696
TriQuint Semiconductor Inc./1/               47,028      153,311
Vitesse Semiconductor Corp./1/               71,196      147,376
Brooks-PRI Automation Inc./1/                12,046      126,483
ASE Test Ltd./1/                             34,508       99,349
TOTAL COMMON STOCKS
 (Cost: $93,380,973)                                  64,666,277

SHORT TERM INSTRUMENTS - 9.46%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares                     5,795,078    5,795,078
BlackRock Temp Cash Money Market Fund       289,302      289,302
Dreyfus Money Market Fund                    23,144       23,144
Goldman Sachs Financial Square Prime
 Obligation Fund                              7,284        7,284
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $6,114,808)                                    6,114,808

TOTAL INVESTMENTS IN
 SECURITIES - 109.46%
 (Cost $99,495,781)                                   70,781,085
Other Assets, Less Liabilities - (9.46%)              (6,115,494)
                                                     -----------
NET ASSETS - 100.00%                                 $64,665,591
                                                     ===========

/1/ Non-income earning securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND
January 31, 2003

SECURITY                                       SHARES        VALUE
------------------------------------------------------------------
COMMON STOCKS - 100.01%
Oracle Corp./1/                               178,048  $ 2,141,917
Microsoft Corp./1/                             37,453    1,777,519
Intuit Inc./1/                                 35,584    1,569,254
Computer Associates International Inc.         99,390    1,328,844
Veritas Software Corp./1/                      71,361    1,302,481
Electronic Arts Inc./1/                        24,496    1,269,138
Symantec Corp./1/                              25,079    1,170,688
Adobe Systems Inc.                             40,962    1,082,216
PeopleSoft Inc./1/                             54,262    1,052,140
BEA Systems Inc./1/                            71,003      813,694
BMC Software Inc./1/                           40,817      719,604
Siebel Systems Inc./1/                         83,999      702,232
Check Point Software Technologies Ltd./1/      42,124      603,637
Mercury Interactive Corp./1/                   14,651      520,843
Synopsys Inc./1/                               13,123      507,466
Amdocs Ltd./1/                                 38,723      503,012
Cadence Design Systems Inc./1/                 46,651      462,778
Fair Isaac and Co. Inc.                         8,792      437,402
Network Associates Inc./1/                     27,139      414,413
Citrix Systems Inc./1/                         29,664      409,363
Rational Software Corp./1/                     33,854      352,082
VeriSign Inc./1/                               41,151      339,496
Cognos Inc./1/                                 14,657      334,033
Autodesk Inc.                                  19,669      293,855
Edwards (J.D.) & Co./1/                        20,702      259,396
Sybase Inc./1/                                 16,405      235,904
Compuware Corp./1/                             65,539      229,387
Novell Inc./1/                                 63,177      204,693
TIBCO Software Inc./1/                         36,427      204,355
Activision Inc./1/                             11,647      169,464
Hyperion Solutions Corp./1/                     5,920      164,150
Quest Software Inc./1/                         15,740      159,604
Red Hat Inc./1/                                29,477      151,512
Take-Two Interactive Software Inc./1/           6,874      145,660
Ariba Inc./1/                                  46,020      129,362
Borland Software Corp./1/                      12,381      128,762
Kronos Inc./1/                                  3,397      126,572
Documentum Inc./1/                              8,295      122,517
NetIQ Corp./1/                                  9,600      114,720
Internet Security Systems Inc./1/               8,599      111,701
Parametric Technology Corp./1/                 45,204      108,490
Mentor Graphics Corp./1/                       11,551      106,500
webMethods Inc./1/                              8,857       98,667
Informatica Corp./1/                           14,055       98,104
THQ Inc./1/                                     6,867       87,692
Advent Software Inc./1/                         5,655       78,661
i2 Technologies Inc./1/                        75,056       75,056
TOTAL COMMON STOCKS
 (Cost: $35,245,292)                                    23,419,036

SHORT TERM INSTRUMENTS--1.49%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares                         330,121      330,121
BlackRock Temp Cash Money Market Fund          16,375       16,375
Dreyfus Money Market Fund                       1,310        1,310
Goldman Sachs Financial Square Prime
 Obligation Fund                                  412          412
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $348,218)                                          348,218

TOTAL INVESTMENTS IN SECURITIES - 101.50%
 (Cost $35,593,510)                                     23,767,254
Other Assets, Less Liabilities - (1.50%)                  (351,926)
                                                       -----------
NET ASSETS - 100.00%                                   $23,415,328
                                                       ===========

/1/ Non-income earning securities.

See notes to financial statements.

                               2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND
January 31, 2003

SECURITY                                      SHARES        VALUE
-----------------------------------------------------------------
COMMON STOCKS - 100.00%
BP PLC ADR                                    54,355  $ 2,120,389
Royal Dutch Petroleum Co. -
 NY Shares                                    50,269    2,105,768
Exxon Mobil Corp.                             61,539    2,101,557
ChevronTexaco Corp.                           31,626    2,036,714
ConocoPhillips                                28,820    1,388,836
Schlumberger Ltd.                             24,716      931,793
International Paper Co.                       20,420      728,994
Alcoa Inc.                                    35,966      711,048
EnCana Corp.                                  20,299      637,592
Anadarko Petroleum Corp.                      10,586      488,120
Occidental Petroleum Corp.                    16,050      468,820
Weyerhaeuser Co.                               9,320      447,826
Newmont Mining Corp.                          15,002      434,308
Baker Hughes Inc.                             14,286      432,294
Apache Corp.                                   6,477      404,230
Alcan Ltd.                                    13,672      386,918
Barrick Gold Corp.                            23,071      379,518
Burlington Resources Inc.                      8,570      377,937
Petro-Canada                                  11,207      376,331
Halliburton Co.                               18,576      348,486
Suncor Energy Inc.                            19,131      326,184
Transocean Inc.                               13,609      309,877
TransCanada PipeLines Ltd.                    20,393      305,895
Unocal Corp.                                  10,977      305,709
Devon Energy Corp.                             6,679      302,559
Marathon Oil Corp.                            13,209      276,068
Kinder Morgan Inc.                             5,173      233,354
Nabors Industries Ltd./1/                      6,155      226,812
El Paso Corp.                                 25,517      215,363
GlobalSantaFe Corp.                            9,900      215,127
Talisman Energy Inc.                           5,682      214,893
BJ Services Co./1/                             6,698      204,758
MeadWestvaco Corp.                             8,500      204,425
Enbridge Inc.                                  7,219      200,255
Noble Corp./1/                                 5,616      192,516
Placer Dome Inc.                              16,897      190,598
EOG Resources Inc.                             4,913      190,428
Weatherford International Ltd./1/              5,122      190,334
Amerada Hess Corp.                             3,793      179,030
Kerr-McGee Corp.                               4,265      178,149
Canadian Natural Resources Ltd.                5,682      177,165
Inco Ltd./1/                                   7,778      174,072
Plum Creek Timber Co. Inc.                     7,854      171,374
ENSCO International Inc.                       6,347      170,988
Murphy Oil Corp.                               3,896      164,411
Georgia-Pacific Corp.                         10,653      163,843
Valero Energy Corp.                            4,541      156,165
Smurfit-Stone Container Corp./1/              10,387      146,664
Abitibi-Consolidated Inc.                     18,745      140,587
Ocean Energy Inc.                              7,496      140,400
Smith International Inc./1/                    4,311      137,262
XTO Energy Inc.                                5,384      131,047
Phelps Dodge Corp./1/                          3,780      130,599
Pioneer Natural Resources Co./1/               4,984      121,012
Diamond Offshore Drilling Inc.                 5,540      118,113
Freeport-McMoRan Copper & Gold Inc./1/         6,166      115,736
Nexen Inc.                                     5,218      113,439
Patterson-UTI Energy Inc./1/                   3,387      103,337
Sunoco Inc.                                    3,264      102,228
Domtar Inc.                                    9,681      101,844
Temple-Inland Inc.                             2,287       98,844
Bowater Inc.                                   2,365       96,137
Questar Corp.                                  3,479       95,673
Goldcorp Inc.                                  7,754       94,599
Noranda Corp.                                 10,142       93,611
Pogo Producing Co.                             2,596       92,158
Noble Energy Inc.                              2,451       87,501
Rowan Companies Inc.                           4,003       82,582
Ashland Inc.                                   2,920       81,001
Pride International Inc./1/                    5,754       80,556
Precision Drilling Corp./1/                    2,295       78,214
Packaging Corporation of America/1/            4,472       74,995
Newfield Exploration Co./1/                    2,196       72,622
Williams Companies Inc.                       21,925       71,037
National-Oilwell Inc./1/                       3,467       70,831
Tidewater Inc.                                 2,420       70,422
Varco International Inc./1/                    4,118       69,635
Glamis Gold Ltd./1/                            5,207       63,265
Premcor Inc./1/                                2,961       62,033

SCHEDULES OF INVESTMENTS
                                                                              25
iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND
January 31, 2003

SECURITY                                      SHARES          VALUE
-------------------------------------------------------------------
Boise Cascade Corp.                            2,498  $      59,727
Cameco Corp.                                   2,400         58,080
Peabody Energy Corp.                           2,241         57,258
Chesapeake Energy Corp.                        7,057         57,162
Grant Prideco Inc./1/                          5,122         54,549
FMC Technologies Inc./1/                       2,802         54,387
Helmerich & Payne Inc.                         2,143         53,554
Meridian Gold Inc./1/                          3,260         53,301
CONSOL Energy Inc.                             3,344         51,765
Key Energy Services Inc./1/                    5,444         50,411
Rayonier Inc.                                  1,189         50,390
Forest Oil Corp./1/                            2,014         48,336
Fording Inc.                                   2,149         47,751
Aber Diamond Corp./1/                          2,316         44,375
Westport Resources Corp./1/                    2,212         44,328
Agnico-Eagle Mines Ltd.                        2,989         43,550
Tom Brown Inc./1/                              1,685         42,091
Kinross Gold Corp./1/                         17,410         41,436
Houston Exploration Co./1/                     1,310         38,841
Arch Coal Inc.                                 2,247         38,783
Stone Energy Corp./1/                          1,129         38,397
Patina Oil & Gas Corp.                         1,177         37,958
Hurricane Hydrocarbons Ltd. "A"/1/             3,458         37,001
Evergreen Resources Inc./1/                      805         34,832
SEACOR SMIT Inc./1/                              856         34,009
CAL Dive International Inc./1/                 1,581         33,691
Unit Corp./1/                                  1,834         32,755
Louisiana-Pacific Corp./1/                     4,482         32,719
Hanover Compressor Co./1/                      3,404         31,759
Cabot Oil & Gas Corp. "A"                      1,345         31,621
Grey Wolf Inc./1/                              7,652         29,460
Vintage Petroleum Inc.                         2,687         29,100
Spinnaker Exploration Co./1/                   1,419         28,196
Potlatch Corp.                                 1,206         24,687
Wausau-Mosinee Paper Corp.                     2,175         21,533
Global Industries Ltd./1/                      4,216         15,599
TOTAL COMMON STOCKS
 (Cost: $31,914,453)                                     27,769,207

SHORT TERM INSTRUMENTS - 3.37%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares                        888,239        888,239
BlackRock Temp Cash Money Market Fund         44,383         44,383
Dreyfus Money Market Fund                      3,551          3,551
Goldman Sachs Financial Square Prime
 Obligation Fund                               1,117          1,117
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $937,290)                                           937,290

TOTAL INVESTMENTS IN
 SECURITIES - 103.37%
 (Cost $32,851,743)                                      28,706,497
Other Assets, Less Liabilities - (3.37%)                   (936,763)
                                                      -------------
NET ASSETS - 100.00%                                  $  27,769,734
                                                      =============

/1/ Non-income earning securities.

see notes to financial statements.

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

SCHEDULE OF INVESTMENTS (Unaudited)

iSHARES MSCI EAFE INDEX FUND
January 31, 2003

SECURITY                                      SHARES             VALUE
----------------------------------------------------------------------
COMMON STOCKS AND RIGHTS - 99.25%

AUSTRALIA - 4.95%
Alumina Ltd.                                 491,516  $      1,354,195
Amcor Ltd.                                   261,002         1,266,835
AMP Ltd.                                     467,311         2,512,009
Ansell Ltd./1/                               158,835           695,525
Aristocrat Leisure Ltd.                      141,007           373,616
Australia and New Zealand Banking Group
 Ltd.                                        566,191         5,721,976
Australian Gas & Light Co. Ltd.              174,173         1,084,304
Australian Stock Exchange Ltd.                59,122           406,530
BHP Steel/1/                                 290,061           596,818
Boral Ltd.                                   299,833           755,777
Brambles Industries Ltd.                     375,229         1,007,413
BRL Hardy Ltd.                                73,542           446,192
Broken Hill Proprietary Co. Ltd.           1,456,523         7,616,019
Coca-Cola Amatil Ltd.                        198,584           667,029
Cochlear Ltd.                                 20,188           437,866
Coles Myer Ltd.                              452,891         1,667,244
Commonwealth Bank of Australia               512,631         7,786,066
Commonwealth Property Office Fund            443,312           317,041
Computershare Ltd.                           256,676           300,927
CSL Ltd.                                      64,684           673,419
CSR Ltd.                                     404,687         1,470,811
Deutsche Office Trust                        479,877           329,126
Foster's Group Ltd.                          896,924         2,271,356
Futuris Corp. Ltd.                           303,129           239,887
General Property Trust                       687,113         1,172,106
Goodman Fielder Ltd.                         681,551           699,169
Harvey Normand Holdings Ltd.                 188,181           265,851
Iluka Resources Ltd.                         176,748           461,063
Insurance Australia Group Ltd.               578,242           915,207
James Hardie Industries NV                   174,791           676,252
John Fairfax Holdings Ltd.                   288,606           532,920
Leighton Holdings Ltd.                        80,134           482,898
Lend Lease Corp. Ltd.                        168,096           892,753
M.I.M. Holdings Ltd.                       1,030,618           930,388
Macquarie Bank Ltd.                           64,272           981,466
Macquarie Infrastructure Group               681,036         1,273,522
Mayne Nickless Ltd.                          374,722           705,115
Mirvac Group                                 532,098         1,300,689
National Australia Bank Ltd.                 618,824        11,499,322
Newcrest Mining Ltd.                         134,724           520,447
News Corp. Ltd.                              531,171         3,518,509
Origin Energy Ltd.                           254,101           579,431
PaperlinX Ltd.                               197,760           598,183
Principal Office Fund                        707,095           601,024
QBE Insurance Group Ltd.                     211,356           958,962
Rio Tinto Ltd.                               140,183         2,623,035
Santos Ltd.                                  411,897         1,434,237
Sons of Gwalia Ltd.                          232,677           324,621
Southcorp Ltd.                               303,541           779,359
Stockland Trust Group                        276,761           804,697
Suncorp-Metway Ltd.                          168,920         1,066,455
TAB Ltd.                                     310,030           567,028
TABCORP Holdings Ltd.                        163,049           960,572
Telstra Corp. Ltd.                           840,583         2,212,446
Transurban Group                             193,331           466,922
Wesfarmers Ltd.                              126,999         2,099,400
Westfield Holdings Ltd.                      168,817         1,374,562
Westfield Trust                              699,782         1,419,334
Westpac Banking Corp. Ltd.                   637,879         5,291,034
WMC Resources Ltd./1/                        419,519           978,770
Woodside Petroleum Ltd.                      236,900         1,620,622
Woolworths Ltd.                              421,682         2,951,448
                                                            96,537,800

BELGIUM - 1.09%
AGFA Gevaert NV                               41,921           987,798
Bekaert NV                                    11,639           505,276
Colruyt NV                                     9,476           537,107
Compagnie Maritime Belge SA                    9,373           522,213
Delhaize-Le Lion SA                           32,239           573,810
Dexia Group                                  219,184         2,517,646
Electrabel SA                                 11,742         2,997,478
Fortis Group                                 385,735         6,062,227
Groupe Bruxelles Lambert SA                   33,269         1,332,499
Interbrew SA                                  63,551         1,266,883

SCHEDULES OF INVESTMENTS
iSHARES MSCI EAFE INDEX FUND
January 31, 2003

SECURITY                                      SHARES             VALUE
----------------------------------------------------------------------
KBC Bankverzekerings Holding NV               36,256  $      1,115,081
Omega Pharma SA                               10,815           311,610
Solvay SA                                     16,995         1,117,453
UCB SA                                        28,222           837,087
Umicore Mines SA                              12,257           496,710
                                                            21,180,878

DENMARK - 0.80%
A/S Dampskibsselskabet Svendborg "B"             103         1,018,360
Carlsberg A/S "B"                             10,300           411,804
Coloplast A/S                                  8,961           618,241
D/S 1912 "B"                                     103           689,809
Danisco A/S                                   30,900         1,021,333
Danske Bank A/S                              229,278         3,722,959
GN Store Nord A/S/1/                         164,491           455,844
Group 4 Falck A/S                             41,200           817,661
H. Lundbeck A/S                               27,501           674,793
ISS A/S/1/                                    20,600           719,542
NEG Micon A/S/1/                              10,300           101,836
Novo Nordisk A/S "B"                          99,189         2,712,977
Novozymes A/S "B"                             20,600           382,071
TDC A/S                                       51,500         1,330,557
Topdanmark A/S/1/                             20,600           594,662
Vestas Wind Systems A/S                       41,200           333,011
                                                            15,605,460

FINLAND - 1.90%
Amer Group Ltd.                                8,652           318,576
Fortum OYJ                                   229,484         1,478,106
Instrumentarium Corp.                         15,450           621,296
Kone Corp. "B"                                 9,167           299,652
Metso Corp.                                   32,548           330,186
Nokia OYJ                                  1,935,061        27,170,927
Outokumpu OYJ                                 31,621           282,763
Sampo OYJ "A"                                118,656           859,796
Stora Enso OYJ "R"                           254,719         2,400,811
TietoEnator OYJ                               45,423           637,802
UPM-Kymmene OYJ                               90,434         2,538,666
                                                            36,938,581

FRANCE - 9.30%
Accor SA                                      78,383  $      2,408,206
Air France                                    36,668           341,672
Alcatel SA "A"                               438,471         3,172,509
Alstom/1/                                     79,825           382,187
Atos Origin SA/1/                              8,137           226,413
Autoroutes du Sud de la France SA/1/          29,973           762,893
Aventis SA                                   257,809        13,085,116
AXA AG                                       527,257         6,463,839
BIC SA                                        16,686           528,416
BNP Paribas SA                               312,502        12,335,265
Bouygues SA                                   69,113         1,756,144
Business Objects SA/1/                        21,939           351,624
Cap Gemini SA                                 36,977           997,531
Carrefour SA                                 221,450         8,795,883
Club Mediterranee SA/1/                        5,871           152,080
Compagnie de Saint-Gobain SA                 120,716         3,519,627
Compagnie Generale des Etablissements
 Michelin "B"                                 55,002         1,753,626
Dassault Systemes SA                          15,038           333,359
Essilor International SA                      36,050         1,334,365
Etablissements Economiques du
 Casino Guichard-Perrachon SA                 12,154           753,483
European Aeronautic Defence and Space Co.    128,441         1,337,450
France Telecom SA                            157,590         4,060,149
Groupe Danone                                 49,028         6,168,419
Imerys SA                                      5,459           634,078
Lafarge SA                                    52,221         3,259,845
Lagardere S.C.A.                              54,590         2,221,030
L'Air Liquide SA                              37,806         4,736,239
L'Oreal SA                                   129,883         8,965,310
LVMH Moet Hennessy Louis Vuitton SA           84,357         3,566,144
Pechiney SA "A"                               31,827           895,157
Pernod Ricard                                 18,849         1,829,190
Pinault-Printemps-Redoute SA                  24,617         1,852,487
PSA Peugeot Citroen                           66,538         2,779,999
Publicis Groupe                               31,827           656,334
Renault SA                                    59,637         2,838,661

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES MSCI EAFE INDEX FUND
January 31, 2003

SECURITY                                      SHARES             VALUE
----------------------------------------------------------------------
Sanofi-Synthelabo SA                         149,247  $      7,794,540
Schneider Electric SA                         76,735         3,349,368
Societe Generale "A"                         116,081         6,778,945
Societe Television Francaise 1                52,015         1,279,251
Sodexho Alliance SA                           39,964           997,456
STMicroelectronics NV                        228,351         4,110,911
Suez SA                                      314,974         6,167,393
Technip-Coflexip SA                           10,204           638,618
Thales/Ex Thomson CSF                         30,591           855,139
Thomson Multimedia SA/1/                      66,538         1,078,571
TotalFinaElf SA                              247,406        33,358,147
Union du Credit Bail Immobilier               11,536           780,185
Valeo SA                                      28,943           831,131
Vinci SA                                      24,720         1,548,429
Vivendi Universal SA                         352,981         5,926,389
Zodiac SA                                     28,840           600,619
                                                           181,349,822

GERMANY - 5.68%
Adidas-Salomon AG                             19,055         1,536,416
Aixtron AG                                    38,934           168,436
Allianz AG                                    70,143         5,563,807
Altana AG                                     30,900         1,287,704
BASF AG                                      200,541         7,431,492
Bayer AG                                     267,800         4,711,851
Bayerische Hypo-Und Vereinsbank AG           134,415         1,803,681
Beiersdorf AG                                 10,300         1,107,032
Buderus AG                                    28,737           752,720
Continental AG/1/                             41,200           641,309
DaimlerChrysler AG                           334,956        10,240,704
Deutsche Bank AG                             215,270         9,123,526
Deutsche Boerse AG                            16,686           621,024
Deutsche Lufthansa AG/1/                      82,400           766,917
Deutsche Post AG                             133,900         1,448,916
Deutsche Telekom AG                          804,327        10,136,845
E.ON AG                                      228,866        10,380,303
Fresenius Medical Care AG                     10,300           471,141
Gehe AG                                       10,300           419,615
Heidelberger Zement AG                        15,450           472,191
Infineon Technologies AG/1/                  132,355           923,540
Karstadtquelle AG                             20,600           314,020
Linde AG                                      41,200         1,338,788
MAN AG                                        50,586           752,111
Marschollek, Lautenschlaeger und Partner
 AG                                           33,269           332,857
Merck KGaA                                    20,600           616,983
Metro AG                                      51,500         1,053,184
Muenchener Rueckversicherungs-
 Gesellschaft AG                              38,934         3,719,813
RWE AG                                       123,085         3,386,537
SAP AG                                        79,001         7,344,336
Schering AG                                   72,100         2,877,708
Siemens AG                                   308,588        12,637,921
ThyssenKrupp AG                              154,500         1,708,314
TUI AG                                        61,800           812,030
Volkswagen AG                                 92,185         3,817,900
                                                           110,721,672

GREECE - 0.32%
Hellenic Telecommunications Organization
 SA                                          553,126         3,329,819
National Bank of Greece SA ADR             1,044,516         2,872,419
                                                             6,202,238

HONG KONG - 1.73%
Bank of East Asia Ltd.                       576,800         1,068,573
BOC Hong Kong Holdings Ltd./1/               875,500           903,572
Cathay Pacific Airways Ltd.                  515,000           769,209
Cheung Kong (Holdings) Ltd.                  618,000         4,040,821
Cheung Kong Infrastructure Holdings Ltd.     206,000           356,543
CLP Holdings Ltd.                            721,000         2,902,524
Giordano International Ltd.                  618,000           219,868
Hang Lung Properties Ltd.                    515,000           485,295
Hang Seng Bank Ltd.                          319,300         3,397,723
Henderson Land Development Co. Ltd.          206,000           591,597

SCHEDULES OF INVESTMENTS
iSHARES MSCI EAFE INDEX FUND
January 31, 2003

SECURITY                                      SHARES             VALUE
----------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.             1,545,200  $      1,941,430
Hong Kong Exchanges & Clearing Ltd.          412,000           491,237
Hongkong Electric Holdings Ltd.              566,500         2,138,928
Hutchison Whampoa Ltd.                       824,000         5,176,477
Hysan Development Co. Ltd.                   309,000           229,772
Johnson Electric Holdings Ltd.               669,500           768,218
Li & Fung Ltd.                               618,000           594,238
MTR Corp. Ltd.                               515,000           551,321
New World Development Co. Ltd.               515,000           244,298
PCCW Ltd./1/                                 679,800           544,719
Shangri-La Asia Ltd.                         412,000           274,670
Sun Hung Kai Properties Ltd.                 515,000         2,964,589
Swire Pacific Ltd. "A"                       412,000         1,711,407
Television Broadcasts Ltd.                   103,000           313,626
Wharf Holdings Ltd.                          515,000         1,039,917
                                                            33,720,572

IRELAND - 0.85%
Allied Irish Banks PLC                       360,603         4,954,974
Bank of Ireland                              417,871         4,239,124
CRH PLC                                      222,686         2,808,878
DCC PLC/1/                                    51,191           555,031
Elan Corporation PLC/1/                      171,186           771,826
Independent News & Media PLC/1/              311,678           505,225
Irish Life & Permanent PLC/1/                129,677         1,419,924
Kerry Group PLC "A"/1/                        48,410           623,098
Ryanair Holdings PLC/1/                       88,752           637,392
Waterford Wedgwood PLC                       336,707           140,967
                                                            16,656,439

ITALY - 3.95%
Alleanza Assicurazioni SpA                   172,834         1,306,183
Arnoldo Mondadori Editore SpA                 51,500           311,256
Assicurazioni Generali SpA                   390,782         8,255,848
Autogrill SpA/1/                              56,650           454,887
Autostrade SpA                               350,200         3,496,239
Banca Fideuram SpA                           108,150           487,616
Banca Intesa SpA                           1,416,250         2,934,265
Banca Monte dei Paschi di Siena SpA          386,765           873,980
Banca Nazionale del Lavoro SpA/1/            669,500           811,422
Banca Popolare di Milano SCRL/1/             175,100           624,060
Bulgari SpA                                   61,800           268,686
Capitalia SpA                                587,203           769,673
Enel SpA                                     876,839         4,979,406
Eni SpA                                    1,131,352        17,112,395
Fiat SpA                                      92,700           788,147
Gruppo Editoriale L'Espresso SpA              95,275           278,707
Italcementi SpA                               51,500           493,697
Luxottica Group SpA                           51,500           624,171
Mediaset SpA                                 236,900         1,622,512
Mediobanca SpA                               190,550         1,724,402
Parmalat Finanziaria SpA                     180,250           425,696
Pirelli SpA                                  283,250           252,985
Riunione Adriatica di Sicurta SpA            154,500         1,726,558
Sanpaolo IMI SpA                             339,900         2,269,570
Seat-Pagine Gialle SpA/1/                  2,002,835         1,328,727
Snam Rete Gas SpA                            206,000           703,228
Telecom Italia Mobile SpA                  1,442,000         6,486,066
Telecom Italia SpA                           777,650         3,806,721
Telecom Italia SpA "A"                       916,700         6,937,746
Tiscali SpA/1/                                62,830           295,422
Unicredito Italiano SpA                    1,236,000         4,444,934
                                                            76,895,205

JAPAN - 21.18%
Acom Co. Ltd.                                 27,810           850,948
Aderans Co. Ltd.                              10,300           209,109
Advantest Corp.                               30,900         1,360,280
AEON Co. Ltd.                                 92,700         2,121,573
AEON Credit Service Co. Ltd.                  10,300           295,414
AIFUL Corp.                                   15,450           620,885
Ajinomoto Co. Inc.                           206,000         2,114,274

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES MSCI EAFE INDEX FUND
January 31, 2003

SECURITY                                      SHARES             VALUE
----------------------------------------------------------------------
All Nippon Airways Co. Ltd./1/               206,000  $        403,618
Alps Electric Co. Ltd.                       103,000         1,188,528
Amada Co. Ltd.                               103,000           287,686
Asahi Breweries Ltd.                         206,000         1,334,517
Asahi Glass Co. Ltd.                         309,000         1,803,402
Asahi Kasei Corp.                            515,000         1,356,845
Avex Inc.                                     10,300           108,633
Bank of Fukuoka Ltd.                         206,000           771,169
Bank of Yokohama Ltd.                        412,000         1,439,286
Bellsystem24 Inc.                              2,060           316,025
Benesse Corp.                                 20,600           245,950
Bridgestone Corp.                            206,000         2,286,026
Canon Inc.                                   309,000        10,794,647
Central Japan Railway Co.                        412         2,473,237
Chiba Bank Ltd. (The)                        309,000           906,853
Chubu Electric Power Co. Inc.                226,600         3,967,484
Chugai Pharmaceutical Co. Ltd.               103,000           952,368
Citizen Watch Co. Ltd.                       103,000           468,884
Coca Cola West Japan Co. Ltd.                 20,600           295,586
Credit Saison Co. Ltd.                        51,500           858,333
CSK Corp.                                     30,900           552,614
Dai Nippon Printing Co. Ltd.                 206,000         2,155,494
Daicel Chemical Industries Ltd.              103,000           304,861
Daiei Inc. (The)/1/                          103,000           103,052
Daiichi Pharmaceutical Co. Ltd.              103,000         1,385,184
Daikin Industries Ltd.                       103,000         1,455,603
Daimaru Inc. (The)                           103,000           360,680
Dainippon Ink & Chemical Inc./1/             309,000           510,105
Dainippon Screen Manufacturing Co.
 Ltd./1/                                     103,000           407,054
Daito Trust Construction Co. Ltd.             41,200           790,062
Daiwa House Industry Co. Ltd.                206,000         1,149,025
Daiwa Securities Group Inc.                  515,000         2,438,886
Denso Corp.                                  206,000         3,175,705
Dowa Mining Co. Ltd.                         103,000           397,607
East Japan Railway Co.                         1,236         5,678,139
Ebara Corporation                            103,000           285,968
Eisai Co. Ltd.                                92,700         1,847,199
FamilyMart Co. Ltd.                           20,600           353,810
Fanuc Ltd.                                    41,200         1,741,571
Fast Retailing Co. Ltd.                       20,600           565,066
Fuji Electric Co. Ltd.                       206,000           346,940
Fuji Machine Manufacturing Co. Ltd.           20,600           156,295
Fuji Photo Film Co. Ltd.                     206,000         6,200,267
Fuji Soft ABC Inc.                            10,300           171,581
Fuji Television Network Inc.                     103           378,714
Fujisawa Pharmaceutical Co. Ltd.             103,000         2,155,494
Fujitsu Ltd.                                 721,000         1,983,742
Furukawa Electric Co. Ltd.                   206,000           516,975
Gunma Bank Ltd.                              103,000           430,240
Heavy Industries Co. Ltd.                    515,000           536,727
Hino Motors Ltd.                             103,000           363,257
Hirose Electric Co. Ltd.                      10,300           746,265
Hitachi Cable Ltd.                           103,000           270,510
Hitachi Ltd.                               1,030,000         4,293,814
Hitachi Software Engineering Co. Ltd.         10,300           225,425
Hitachi Zosen Corp./1/                       412,000            89,311
Hokuriku Bank Ltd. (The)/1/                  206,000           281,674
Honda Motor Co. Ltd.                         247,200         8,223,512
Hoya Corp.                                    41,200         2,600,334
Isetan Co. Ltd.                               92,700           598,214
Ito En Ltd.                                   10,300           315,166
Itochu Corp.                                 515,000         1,253,794
Itochu Techno-Science Corp.                   10,300           192,363
Ito-Yokado Co. Ltd.                          103,000         2,756,628
Japan Airlines System Corp./1/               206,000           419,076
Japan Tobacco Inc.                               309         1,950,250
JFE Holdings Inc./1/                         195,775         2,502,277
JGC Corp.                                    103,000           620,027
Joyo Bank Ltd.                               309,000           821,836
JSR Corp.                                    103,000           962,673
Kajima Corp.                                 309,000           638,919
Kamigumi Co. Ltd.                            103,000           455,144
Kanebo Ltd./1/                               206,000           218,126
Kaneka Corp.                                 103,000           559,913
Kansai Electric Power Co. Inc.               267,800         3,893,974
Kao Corp.                                    206,000         4,199,350

SCHEDULES OF INVESTMENTS
iSHARES MSCI EAFE INDEX FUND
January 31, 2003

SECURITY                                      SHARES             VALUE
----------------------------------------------------------------------
Kawasaki Heavy Industries Ltd./1/            515,000  $        429,381
Kawasaki Kisen Kaisha Ltd.                   309,000           556,478
Keihin Electric Express Railway Co. Ltd.     103,000           458,579
Keio Electric Railway Co. Ltd.               206,000           980,707
Keyence Corp.                                 10,300         1,693,480
Kikkoman Corp.                               103,000           681,858
Kinden Corp.                                 103,000           358,104
Kinki Nippon Railway Co. Ltd./1/             618,000         1,246,923
Kirin Brewery Co. Ltd.                       309,000         2,207,879
Komatsu Ltd.                                 309,000         1,033,092
Konami Company Ltd.                           30,900           649,225
Konica Corp.                                 103,000           724,796
Kubota Corp.                                 412,000         1,116,392
Kuraray Co. Ltd.                             103,000           570,218
Kyocera Corp.                                 61,800         3,426,463
Kyowa Hakko Kogyo Co. Ltd.                   103,000           427,664
Kyushu Electric Power Co. Inc.               144,200         2,073,912
Lawson Inc.                                   30,900           808,955
Mabuchi Motor Co. Ltd.                        10,300           841,587
Marubeni Corp./1/                            515,000           510,964
Marui Co. Ltd.                               103,000           900,842
Matsushita Electric Industrial Co. Ltd.      824,868         7,874,553
Matsushita Electric Works Ltd.               206,000         1,195,398
Meiji Dairies Corp.                          103,000           315,166
Meiji Seika Kaisha Ltd.                      103,000           290,262
Meitec Corp.                                  20,600           411,347
Millea Holdings Inc./1/                          515         3,662,623
Minebea Co. Ltd.                             103,000           374,421
Mitsubishi Chemical Corp./1/                 618,000         1,200,550
Mitsubishi Corp.                             412,000         2,644,989
Mitsubishi Electric Corp./1/                 618,000         1,633,367
Mitsubishi Estate Co. Ltd.                   309,000         2,194,998
Mitsubishi Gas Chemical Co. Inc.             103,000           145,131
Mitsubishi Heavy Industries Ltd.           1,133,000         2,720,560
Mitsubishi Materials Corp./1/                412,000           446,557
Mitsubishi Rayon Co.                         206,000           492,930
Mitsubishi Tokyo Financial Group Inc.          1,339         6,988,611
Mitsui & Co. Ltd.                            515,000         2,533,350
Mitsui Chemicals Inc.                        206,000           903,418
Mitsui Engineering & Shipbuilding Co.
 Ltd./1/                                     309,000           237,019
Mitsui Fudosan Co. Ltd.                      309,000         1,986,318
Mitsui Mining & Smelting Co.                 309,000           711,056
Mitsui O.S.K. Lines Ltd.                     309,000           626,038
Mitsui Sumitomo Insurance Co. Ltd.           412,160         1,958,739
Mitsui Trust Holdings Inc.                   206,000           357,245
Mitsukoshi Ltd.                              103,000           253,335
Mizuho Holdings Inc.                           2,266         2,172,670
Murata Manufacturing Co. Ltd.                 92,700         3,586,193
Namco Ltd.                                    20,600           323,582
NEC Corp.                                    515,000         1,846,340
Net One Systems Co. Ltd.                         103           432,816
NGK Insulators Ltd.                          103,000           558,196
Nichirei Corp.                               103,000           297,132
Nidec Corp.                                   10,300           589,111
Nikko Cordial Corp.                          515,000         1,854,927
Nikon Corp./1/                               103,000           770,310
Nintendo Co. Ltd.                             41,200         3,242,688
Nippon Express Co. Ltd.                      309,000         1,102,651
Nippon Meat Packers Inc.                     103,000           991,871
Nippon Mining Holdings Inc./1/               309,000           401,901
Nippon Oil Corp.                             515,000         2,026,680
Nippon Sanso Corp.                           103,000           291,979
Nippon Sheet Glass Co. Ltd.                  103,000           188,069
Nippon Steel Corp.                         2,266,000         2,663,882
Nippon System Development Co. Ltd.            10,300           130,532
Nippon Telegraph & Telephone Corp.             2,060         6,904,452
Nippon Unipac Holding                            309         1,308,754
Nippon Yusen Kabushiki Kaisha                412,000         1,356,845
Nishimatsu Construction Co. Ltd.             103,000           278,239
Nissan Chemical Industries Ltd.              103,000           395,031

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES MSCI EAFE INDEX FUND
January 31, 2003

SECURITY                                      SHARES             VALUE
----------------------------------------------------------------------
Nissan Motor Co. Ltd.                        885,800  $      6,742,833
Nisshin Seifun Group Inc.                    103,000           662,106
Nissin Food Products Co. Ltd.                 30,900           602,851
Nitto Denko Corp.                             51,500         1,348,257
Nomura Holdings Inc.                         721,000         8,662,339
NSK Ltd.                                     206,000           570,218
NTN Corp.                                    103,000           370,127
NTT Data Corp.                                   515         1,412,665
NTT DoCoMo Inc.                                6,798        13,092,696
Obayashi Corp.                               309,000           680,140
Oji Paper Co. Ltd.                           309,000         1,401,501
Oki Electric Industry Co. Ltd./1/            206,000           348,658
Okumura Corp.                                103,000           327,189
Olympus Optical Co. Ltd.                     103,000         1,566,383
Omron Corp.                                  103,000         1,478,789
Oracle Corp. Japan                            10,300           285,968
Oriental Land Co. Ltd.                        20,600         1,143,872
ORIX Corp.                                    30,900         1,842,046
Osaka Gas Co. Ltd.                           721,000         1,707,220
Pioneer Corp.                                 51,500           985,430
Promise Co. Ltd.                              30,900           971,261
Resona Holdings Inc./1/                    1,648,000           824,412
Ricoh Co. Ltd.                               206,000         3,127,614
Rohm Co. Ltd.                                 41,200         4,695,715
SAIZERIYA Co. Ltd.                            10,399           108,811
Sankyo Co. Ltd.                              123,600         1,686,953
Sanyo Electric Co. Ltd.                      618,000         1,751,876
Sapporo Breweries Ltd.                       103,000           188,069
Secom Co. Ltd.                                51,500         1,498,541
Sega Corp./1/                                 41,200           281,331
Seino Transportation Co. Ltd.                103,000           596,840
Seiyu Ltd. (The)/1/                          103,000           288,544
Sekisui Chemical Co. Ltd.                    206,000           504,952
Sekisui House Ltd.                           206,000         1,475,354
Seven-Eleven Japan Co. Ltd.                  103,000         2,636,402
77 Bank Ltd. (The)                           103,000           383,008
Sharp Corp.                                  309,000         3,014,257
Shimamura Co. Ltd.                            10,300           577,089
Shimano Inc.                                  30,900           446,986
Shimizu Corp.                                206,000           503,235
Shin-Etsu Chemical Co. Ltd.                  133,900         4,376,255
Shionogi & Co. Ltd.                          103,000         1,282,133
Shiseido Co. Ltd.                            103,000         1,228,031
Shizuoka Bank Ltd.                           206,000         1,229,748
Showa Denko K.K./1/                          412,000           535,868
Showa Shell Sekiyu K.K.                      103,000           669,835
Skylark Co.                                   30,900           357,846
SMC Corp.                                     20,600         1,623,062
Softbank Corp.                                82,400         1,060,057
Sompo Japan Insurance Inc.                   309,000         1,666,858
Sony Corp.                                   339,900        13,347,749
Stanley Electric Co. Ltd.                    103,000         1,215,149
Sumitomo Chemical Co. Ltd.                   412,000         1,569,818
Sumitomo Corp.                               206,000           965,249
Sumitomo Electric Industries Ltd.            206,000         1,399,783
Sumitomo Forestry Co. Ltd.                   103,000           485,201
Sumitomo Metal Industries Ltd./1/          1,442,000           565,066
Sumitomo Metal Mining Co. Ltd.               206,000           781,474
Sumitomo Mitsui Financial Group Inc./1/        1,442         4,424,346
Sumitomo Osaka Cement Co. Ltd.               206,000           288,544
Sumitomo Realty & Development Co. Ltd.       103,000           412,206
Sumitomo Trust & Banking Co. Ltd. (The)      309,000         1,167,059
Suruga Bank Ltd. (The)                       103,000           433,675
Suzuken Co. Ltd.                              20,600           493,789
Taiheiyo Cement Corp.                        309,000           427,664
Taisei Corp.                                 309,000           553,902
Taisho Pharmaceutical Co. Ltd.               103,000         1,527,739
Takara Holdings Inc.                         103,000           472,320
Takashimaya Co. Ltd.                         103,000           438,828
Takeda Chemical Industries Ltd.              309,000        11,747,874
Takefuji Corp.                                31,930         1,629,245
TDK Corp.                                     41,200         1,693,480
Teijin Ltd.                                  309,000           816,683
Teikoku Oil Co. Ltd.                         103,000           369,268

SCHEDULES OF INVESTMENTS
iSHARES MSCI EAFE INDEX FUND
January 31, 2003

SECURITY                                      SHARES             VALUE
----------------------------------------------------------------------
Terumo Corp.                                  61,800  $        857,904
THK Co. Ltd.                                  30,900           332,599
TIS Inc.                                      10,300           151,486
Tobu Railway Co. Ltd./1/                     309,000           793,497
Toda Corp.                                   103,000           170,035
Toho Co. Ltd.                                 82,400           730,292
Tohoku Electric Power Co. Inc.               164,800         2,385,299
Tokyo Electric Power Co. Inc. (The)          442,900         8,271,602
Tokyo Electron Ltd.                           61,800         2,782,391
Tokyo Gas Co. Ltd.                         1,030,000         3,031,432
Tokyu Corp.                                  412,000         1,377,455
TonenGeneral Sekiyu K.K.                     206,000         1,236,618
Toppan Printing Co. Ltd.                     206,000         1,401,501
Toray Industries Inc.                        412,000           875,938
Toshiba Corp./1/                           1,030,000         3,108,721
Tosoh Corporation                            206,000           501,517
Tostem Inax Holding Corp.                    103,480         1,408,895
Toto Ltd.                                    103,000           418,217
Toyo Seikan Kaisha Ltd.                      103,000         1,141,296
Toyobo Co. Ltd.                              206,000           295,414
Toyoda Gosei Co. Ltd.                         20,600           358,963
Toyota Industries Corporation                 41,200           600,790
Toyota Motor Corp.                           906,400        21,575,554
Trend Micro Inc./1/                           51,500           855,328
Ube Industries Ltd./1/                       309,000           334,917
UFJ Holdings Inc.                              1,236         1,411,806
Uny Co. Ltd.                                 103,000           869,068
West Japan Railway Company                       412         1,329,365
World Co. Ltd.                                10,300           163,165
Yamada Denki Co. Ltd.                         30,900           633,767
Yamaha Corp.                                  82,400           898,609
Yamanouchi Pharmaceutical Co. Ltd.           113,300         2,947,274
Yamato Transport Co. Ltd.                    103,000         1,420,394
Yokogawa Electric Corp.                      103,000           712,773
                                                           412,820,607

LUXEMBOURG - 0.07%
Arcelor/1/                                   125,660         1,353,007
                                                             1,353,007
NETHERLANDS - 5.46%
ABN AMRO Holding NV                          522,416         8,131,797
Aegon NV                                     505,936         6,327,375
Akzo Nobel NV                                105,678         2,773,738
ASML Holding NV/1/                           172,834         1,345,145
Burhmann NV                                   51,500           190,734
Getronics NV/1/                              218,051            53,838
Hagemeyer NV                                  44,908           298,412
Heineken NV                                   78,692         2,834,165
IHC Caland NV                                 17,613           849,895
ING Groep NV                                 659,303        10,000,674
Koninklijke Ahold NV                         223,819         2,789,531
Koninklijke Numico NV                         60,564           696,315
Koninklijke Philips Electronics NV           508,511         8,625,008
Koninklijke (Royal) KPN NV/1/                672,075         4,711,216
Koninklijke Vendex KBB NV                     35,947           344,215
Oce NV                                        52,221           519,669
Reed Elsevier NV                             255,955         2,808,126
Royal Dutch Petroleum Co.                    830,283        34,377,780
TNT Post Group NV                            139,565         2,114,003
Unilever NV - CVA                            219,493        12,323,226
Vedior NV                                     49,852           268,651
VNU NV                                        89,095         2,321,267
Wolters Kluwer NV - CVA                      111,343         1,655,445
                                                           106,360,225

PORTUGAL - 0.45%
Banco Comercial Portugues SA "R"             879,723         1,888,765
Banco Espirito Santo e Comercial de
 Lisboa SA                                    33,269           442,857
Brisa-Auto Estradas de Portugal SA           213,210         1,144,405
Electricidade de Portugal SA                 664,144         1,076,567
Portugal Telecom SGPS SA                     469,268         3,284,510
PT Multimedia Servicos de
 Telecomunicacoes e media, SGPS, SA/1/        37,080           439,849
Sonae SGPS SA/1/                           1,218,902           536,481
                                                             8,813,434

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES MSCI EAFE INDEX FUND
January 31, 2003

SECURITY                                      SHARES             VALUE
----------------------------------------------------------------------
SINGAPORE - 0.85%
Capitaland Ltd.                              309,000  $        179,445
Chartered Semiconductor Manufacturing
 Ltd./1/                                     515,000           210,240
City Developments Ltd.                       206,000           459,568
Creative Technology Ltd.                      41,200           274,793
DBS Group Holdings Ltd.                      412,000         2,416,283
Fraser & Neave Ltd.                          103,700           482,963
Haw Par Corp. Ltd.                            24,775            48,718
Keppel Corp. Ltd.                            206,000           435,879
Neptune Orient Lines Ltd./1/                 515,000           259,099
Oversea-Chinese Banking Corp. Ltd. -
 Ordinary Shares                             412,000         2,155,704
SembCorp Industries Ltd.                     412,000           200,172
Singapore Airlines Ltd.                      309,000         1,714,495
Singapore Press Holdings Ltd.                103,000         1,083,774
Singapore Technologies Engineering Ltd.      824,000           819,641
Singapore Telecommunications Ltd.          2,472,000         1,861,960
United Overseas Bank Ltd.                    515,000         3,109,188
Venture Corp. Ltd.                           103,000           769,894
                                                            16,481,816

SPAIN - 3.42%
Acciona SA                                    12,875           559,763
Acerinox SA                                   20,600           757,408
Actividades de Construccion y Servicios SA     9,579           304,893
Altadis SA                                   111,241         2,540,004
Amadeus Global Travel Distribution SA "A"    101,465           408,460
Banco Bilbao Vizcaya Argentaria SA         1,239,298        10,736,218
Banco Santander Central Hispano SA         1,735,035        10,709,720
Endesa SA                                    370,079         4,437,615
Gas Natural SDG SA                            87,457         1,729,363
Grupo Dragados SA                             54,178           971,273
Grupo Ferrovial SA                            28,222           739,230
Iberdrola SA                                 299,526         4,395,468
Iberia Lineas Aereas de Espana SA            313,944           441,495
Industria de Diseno Textil SA                 86,726         2,064,966
Promotora de Informaciones SA                 69,834           487,284
Repsol YPF SA                                359,058         5,149,595
Telefonica Publicidad e Informacion SA       114,021           367,205
Telefonica SA/1/                           1,790,148        17,257,080
Telefonica SA Rights                       1,790,148           345,910
Terra Networks SA/1/                         173,658           805,342
Union Fenosa SA                               88,065         1,147,689
Zeltia SA Rights                              66,847           395,399
                                                            66,751,380

SWEDEN - 2.00%
ASSA Abloy AB "B"                            123,600         1,270,040
Atlas Copco AB "A"                            51,500           956,716
Atlas Copco AB "B"                            30,900           532,771
Electrolux AB "B"                            131,119         1,910,579
Eniro AB                                      46,453           280,461
Hennes & Mauritz AB "B"                      190,550         3,960,205
Hoganas AB "B"                                20,600           339,634
Holmen AB "B"                                 23,896           520,214
Modern Times Group AB "B"/1/                  20,600           171,013
Nobel Biocare AB                                 500            32,800
Nordea AB                                    870,350         3,728,859
Sandvik AB                                    99,910         2,064,831
Securitas AB "B"                             122,570         1,366,190
Skandia Forsakrings AB                       247,818           555,323
Skandinaviska Enskilda Banken AB "A"         206,000         1,674,252
Skanska AB "B"                               185,400         1,011,727
SKF AB "B"                                    30,900           758,795
SSAB Svenskt Stal AB "A"                      47,792           549,346
Svenska Cellulosa AB "B"                      74,881         2,351,768
Svenska Handelsbanken AB "A"                 216,712         2,730,036
Swedish Match AB                             207,545         1,494,031
Tele2 AB "B"/1/                               25,441           677,911
Telefonaktiebolaget LM Ericsson
 AB "B"/1/                                 5,474,450         4,608,230

SCHEDULES OF INVESTMENTS
iSHARES MSCI EAFE INDEX FUND
January 31, 2003

SECURITY                                      SHARES             VALUE
----------------------------------------------------------------------
Telia AB                                     635,366  $      2,249,984
Trelleborg AB "B"                             74,984           583,309
Volvo AB "A"                                  57,268           917,586
Volvo AB "B"                                 100,013         1,666,341
                                                            38,962,952

SWITZERLAND - 8.32%
ABB Ltd./1/                                  394,696         1,154,419
Adecco SA                                     46,762         1,480,546
Centerpulse AG - Registered/1/                 4,017           635,917
Ciba Specialty Chemicals AG                   27,089         1,703,462
Clariant AG - Registered                      54,075           751,261
Compagnie Financiere Richemont AG            197,451         3,284,594
Credit Suisse Group/1/                       468,753        10,059,886
Georg Fischer AG                               2,060           189,792
Givaudan SA - Registered                       3,193         1,333,141
Holcim Ltd. "B"                               12,360         2,080,937
Kudelski SA - Bearer/1/                       11,845           147,240
Kuoni Reisen Holding AG/1/                     1,957           373,484
Logitech International
 SA - Registered/1/                           19,673           657,397
Lonza Group AG - Registered                   16,480           957,999
Nestle SA                                    151,513        31,463,653
Nobel Biocare Holding AG/1/                   10,028           604,279
Novartis AG                                1,058,222        38,689,017
PubliGroupe SA/1/                              1,030           155,148
Roche Holding AG - Bearer                     20,394         2,303,943
Roche Holding AG - Genusschein               272,641        18,709,680
Serono SA                                      2,678         1,311,977
Societe Generale de Surveillance Holding
 SA                                            2,575           835,990
Sulzer AG - Registered/1/                      1,854           244,019
Swatch Group (The) AG - Registered            43,157           725,805
Swatch Group (The) AG "B"                     15,450         1,285,052
Swiss Re                                     124,012         7,494,583
Swisscom AG                                    9,991         3,068,309
Syngenta AG                                   41,715         2,516,443
Synthes-Stratec Inc.                           2,060         1,128,210
Tecan AG                                       6,180           168,328
UBS AG - Registered/1/                       485,542        20,964,650
Unaxis Holding AG "R"                          4,841           297,341
Valora Holding AG                              2,060           363,015
Zurich Financial Services AG                  51,500         4,998,995
                                                           162,138,512

UNITED KINGDOM - 26.93%
Aegis Group PLC                              385,426           433,964
Aggreko PLC                                   90,434           205,875
AMEC PLC                                     104,442           291,841
Amersham PLC                                 248,642         1,920,856
AMVESCAP PLC                                 252,041         1,383,695
Arm Holdings PLC/1/                          426,317           320,587
Associated British Ports Holdings PLC        117,523           732,124
AstraZeneca PLC                              661,981        22,360,417
Aviva PLC                                    852,222         5,501,631
AWG PLC/1/                                    68,495           482,709
AWG PLC - Redeemable/1/                   10,038,840            16,501
BAA PLC                                      418,798         3,090,818
BAE Systems PLC                            1,225,082         2,290,547
Balfour Beatty PLC                           189,726           505,201
Barclays PLC/2/                            2,534,727        14,592,574
Barratt Developments PLC                     106,605           648,339
BBA Group PLC                                162,122           406,382
Berkeley Group (The) PLC                      59,431           548,511
BG Group PLC                               1,410,791         5,443,658
BHP Billiton PLC                             928,937         4,336,378
BOC Group PLC                                186,533         2,414,509
Boots Group PLC                              336,089         2,883,682
BP PLC                                     8,668,789        54,430,754
BPB PLC                                      207,854           826,792
Brambles Industries PLC                      286,752           699,931
British Airways PLC/1/                       261,620           491,303
British American Tobacco PLC                 636,025         6,011,247
British Land Co. PLC                         220,626         1,475,050
British Sky Broadcasting Group PLC/1/        462,573         4,504,963
BT Group PLC                               3,292,189         9,388,729
Bunzl PLC                                    206,412         1,170,514

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES MSCI EAFE INDEX FUND
January 31, 2003

SECURITY                                      SHARES             VALUE
----------------------------------------------------------------------
Cable & Wireless PLC                         894,040  $        815,591
Cadbury Schweppes PLC                        784,860         4,270,146
Canary Wharf Finance PLC/1/                  200,541           741,666
Capita Group PLC                             266,358           896,421
Carlton Communications PLC                   294,065           540,149
Celltech Group PLC/1/                        111,137           585,933
Centrica PLC                               1,603,607         4,078,976
Chubb PLC                                    334,235           444,999
Close Brothers Group PLC                      53,457           415,173
Compass Group PLC                            895,070         4,270,235
Corus Group PLC/1/                         1,401,933           610,655
Daily Mail and General Trust PLC "A"         131,325         1,080,374
De La Rue PLC                                 79,516           361,387
Diageo PLC                                 1,237,133        12,627,883
Dixons Group PLC                             778,680         1,321,514
Electrocomponents PLC                        177,881           766,774
EMI Group PLC                                336,089           751,304
Exel PLC                                      90,537           877,268
FirstGroup PLC                               196,730           683,917
FKI PLC                                      241,123           288,333
George Wimpey PLC                            199,820           811,257
GKN PLC                                      286,752           881,395
GlaxoSmithKline PLC                        2,312,144        43,477,389
Granada PLC                                1,134,030         1,197,623
Great Portland Estates PLC                    84,357           296,034
GUS PLC                                      401,700         3,261,755
Hammerson PLC                                114,845           857,963
Hanson PLC                                   308,279         1,327,602
Hays PLC                                     717,292           910,787
HBOS PLC                                   1,446,326        13,099,067
Hilton Group PLC                             633,656         1,614,388
HSBC Holdings PLC                          3,600,159        37,339,938
IMI PLC                                      168,199           669,054
Imperial Chemical Industries PLC             422,300         1,384,798
Imperial Tobacco Group PLC                   273,774         4,180,522
International Power PLC/1/                   452,170           652,186
Invensys PLC                               1,403,787         1,107,554
J Sainsbury PLC                              553,934         2,141,954
Johnson Matthey PLC                           97,335         1,203,121
Kelda Group PLC                              149,350           986,856
Kidde PLC                                    282,941           299,970
Kingfisher PLC                               995,398         3,149,561
Land Securities Group PLC                    191,188         2,276,783
Legal & General Group PLC                  2,340,778         2,895,271
Lloyds TSB Group PLC                       2,116,650        13,185,932
LogicaCMG PLC                                330,991           659,661
Man Group PLC                                108,356         1,513,890
Marks & Spencer Group PLC                    890,338         4,353,760
Misys PLC                                    253,586           737,770
National Grid Transco PLC                  1,089,509         7,109,579
Next PLC                                     126,175         1,576,193
Novar PLC                                    246,376           443,440
P&O Princess Cruises PLC                     283,971         1,834,379
Pearson PLC                                  292,726         2,615,071
Peninsular & Oriental Steam Navigation
 Co. PLC                                     329,291           876,834
Pilkington PLC                               516,133           579,011
Provident Financial PLC                       93,421           783,136
Prudential Corp. PLC                         758,183         4,745,003
Rank Group PLC                               221,862           871,572
Reckitt Benckiser PLC                        210,017         3,641,912
Reed International PLC                       498,726         3,869,248
Rentokil Initial PLC                         751,797         2,431,296
Reuters Group PLC                            550,844         1,575,435
Rexam PLC                                    185,194         1,097,374
Rio Tinto PLC                                419,107         7,660,414
RMC Group PLC                                117,729           736,310
Rolls Royce PLC                              646,016         1,037,965
Royal Bank of Scotland Group PLC           1,052,361        23,161,564
Royal Sun Alliance Industries Group PLC      598,018           948,559
SABMiller PLC                                288,812         1,860,904
Safeway PLC                                  414,884         2,168,585
Sage Group PLC                               521,283         1,011,063
Scottish & Newcastle PLC                     281,087         1,898,913
Scottish & Southern Energy PLC               324,244         3,235,066
Scottish Power PLC                           703,387         3,881,798
Securicor PLC                                265,328           351,076

SCHEDULES OF INVESTMENTS
iSHARES MSCI EAFE INDEX FUND
January 31, 2003

SECURITY                                      SHARES             VALUE
----------------------------------------------------------------------
Serco Group PLC                              188,284  $        437,918
Severn Trent PLC                             144,612         1,635,367
Shell Transport & Trading Co. PLC          3,763,414        22,826,058
Signet Group PLC                             585,040           721,223
Six Continents PLC                           349,788         2,969,599
Slough Estates PLC                           165,727           803,596
Smith & Nephew PLC                           372,242         2,117,015
Smiths Group PLC                             218,360         2,293,488
SSL International PLC                         70,761           262,860
Stagecoach Group PLC                         515,824           292,512
Tate & Lyle PLC                              182,928           850,921
Taylor Woodrow PLC                           282,014           762,534
Tesco PLC                                  2,687,579         7,311,084
3i Group PLC                                 251,938         2,037,424
Unilever PLC                               1,060,179         9,218,440
United Business Media PLC                    160,062           650,500
United Utilities PLC                         222,171         2,097,973
Vodafone Group PLC                        26,124,611        46,805,715
Whitebread PLC                               129,677         1,057,224
Wolseley PLC                                 235,561         1,866,264
WPP Group PLC                                431,055         3,018,317
                                                           524,750,353

TOTAL COMMON STOCKS AND RIGHTS
 (Cost: $2,485,843,832)                                  1,934,240,953

PREFERRED STOCKS - 0.49%

AUSTRALIA - 0.22%
News Corporation Ltd. (The)                  784,757         4,365,633
                                                             4,365,633

GERMANY - 0.23%
Fresenius Medical Care AG                     10,300           350,509
Henkel KGaA                                   16,686         1,010,977
Porsche AG                                     3,090         1,243,918
Volkswagen AG                                 41,200         1,260,504
Wella AG                                      10,300           578,173
                                                             4,444,081

ITALY - 0.04%
Fiat SpA                                      36,050           187,306
Fiat SpA - RNC                                25,750           135,172
IntesaBci SpA                                334,750           502,018
                                                               824,496

TOTAL PREFERRED STOCKS
 (Cost: $11,220,383)                                         9,634,210

SHORT TERM INSTRUMENTS - 2.68%
Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares                     49,582,840        49,582,840
BlackRock Temp Cash Money Market Fund      2,387,124         2,387,124
Dreyfus Money Market Fund                    190,970           190,970
Goldman Sachs Financial Square
 Prime Obligation Fund                        60,102            60,102
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $52,221,036)                                        52,221,036

TOTAL INVESTMENTS IN SECURITIES - 102.42%
 (Cost $2,549,285,251)                                   1,996,096,199
Other Assets, Less Liabilities - (2.42%)                   (47,180,557)
                                                      ----------------
NET ASSETS - 100.00%                                  $  1,948,915,642
                                                      ================

/1/ Non-income earning securities.

/2/ Issuer is an affiliate of the Fund's investment advisor. See Note 2.

See notes to financial statements.

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

iSHARES TRUST
January 31, 2003

                                                      iSHARES GOLDMAN SACHS                              iSHARES MSCI
                           --------------------------------------------------------------------------  ----------------
                             TECHNOLOGY    NETWORKING  SEMICONDUCTOR      SOFTWARE  NATURAL RESOURCES              EAFE
                             INDEX FUND    INDEX FUND     INDEX FUND    INDEX FUND         INDEX FUND        INDEX FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost        $ 76,901,937  $ 37,887,462  $  99,495,781  $ 35,593,510  $      32,851,743  $  2,549,285,251
                           ------------  ------------  -------------  ------------  -----------------  ----------------
Foreign currency, at cost  $          -  $          -  $           -  $          -  $               -  $      1,720,151
                           ------------  ------------  -------------  ------------  -----------------  ----------------
Investments in
 securities, at value
 (including securities
 on loan/1/) (Note 1)      $ 50,520,248  $ 21,052,369  $  70,781,085  $ 23,767,254  $      28,706,497  $  1,996,096,199
Foreign currency, at
 value                                -             -              -             -                  -         1,737,643
Receivables:
 Investment securities
  sold                            5,451         1,762         18,924        15,275              8,801                 -
 Dividends and interest           4,268           417         13,500           390             11,176         2,710,345
                           ------------  ------------  -------------  ------------  -----------------  ----------------
Total Assets                 50,529,967    21,054,548     70,813,509    23,782,919         28,726,474     2,000,544,187
                           ------------  ------------  -------------  ------------  -----------------  ----------------

LIABILITIES
Payables:
 Collateral for
  securities on loan
  (Note 5)                    1,516,581     1,117,034      6,105,780       345,598            936,717        50,380,684
 Advisory fees (Note 2)          37,604        15,393         42,138        21,993             20,023         1,247,861
                           ------------  ------------  -------------  ------------  -----------------  ----------------
Total Liabilities             1,554,185     1,132,427      6,147,918       367,591            956,740        51,628,545
                           ------------  ------------  -------------  ------------  -----------------  ----------------
NET ASSETS                 $ 48,975,782  $ 19,922,121  $  64,665,591  $ 23,415,328  $      27,769,734  $  1,948,915,642
                           ============  ============  =============  ============  =================  ================

NET ASSETS CONSIST OF:
  Paid-in capital          $ 80,366,738  $ 60,515,028  $ 109,948,123  $ 42,817,856  $      32,776,532  $  2,889,263,178
  Undistributed
   (distributions in
   excess of) net
   investment income
   (accumulated net
   investment loss)             (34,736)      (28,547)       (52,545)      (64,445)            (1,736)          148,768
  Accumulated net
   realized loss             (4,974,531)  (23,729,267)   (16,515,291)   (7,511,827)          (859,816)     (387,454,301)
  Net unrealized
   depreciation             (26,381,689)  (16,835,093)   (28,714,696)  (11,826,256)        (4,145,246)     (553,042,003)
                           ------------  ------------  -------------  ------------  -----------------  ----------------
NET ASSETS                 $ 48,975,782  $ 19,922,121  $  64,665,591  $ 23,415,328  $      27,769,734  $  1,948,915,642
                           ============  ============  =============  ============  =================  ================
iShares outstanding           1,650,000     1,350,000      1,950,000       900,000            350,000        20,600,000
                           ============  ============  =============  ============  =================  ================
Net asset value per
 iShare                    $      29.68  $      14.76  $       33.16  $      26.02  $           79.34  $          94.61
                           ============  ============  =============  ============  =================  ================

/1/ Securities on loan with market values of $1,431,185, $998,207, $5,778,655, $330,917, $896,304 and $46,734,067, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS (Unaudited)

iSHARES TRUST
For the six months ended January 31, 2003

                                                      iSHARES GOLDMAN SACHS                              iSHARES MSCI
                           --------------------------------------------------------------------------  ---------------
                             TECHNOLOGY    NETWORKING  SEMICONDUCTOR      SOFTWARE  NATURAL RESOURCES             EAFE
                             INDEX FUND    INDEX FUND     INDEX FUND    INDEX FUND         INDEX FUND       INDEX FUND
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Dividends/1/              $     44,867  $      8,909  $      68,627  $      4,573  $         219,189  $    20,370,368
 Interest                             -             -              -             -                233                -
 Securities lending
  income                          1,238         1,281          3,557           799              1,585          417,816
                           ------------  ------------  -------------  ------------  -----------------  ---------------
Total investment income          46,105        10,190         72,184         5,372            221,007       20,788,184
                           ------------  ------------  -------------  ------------  -----------------  ---------------
EXPENSES (NOTE 2)
 Advisory fees                   80,841        38,737        124,729        69,817             53,450        4,370,179
                           ------------  ------------  -------------  ------------  -----------------  ---------------
Total expenses                   80,841        38,737        124,729        69,817             53,450        4,370,179
                           ------------  ------------  -------------  ------------  -----------------  ---------------
Net investment income
 (loss)                         (34,736)      (28,547)       (52,545)      (64,445)           167,557       16,418,005
                           ------------  ------------  -------------  ------------  -----------------  ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
  from:
    Investments                (742,550)   (2,792,171)    (1,634,294)   (1,248,617)          (493,946)     (39,058,916)
    In-kind redemptions      (2,009,434)  (12,669,572)   (13,257,842)   (4,166,455)                 -     (322,554,082)
    Foreign currency
     transactions                     -             -              -             -                  -          371,911
                           ------------  ------------  -------------  ------------  -----------------  ---------------
  Net realized loss          (2,751,984)  (15,461,743)   (14,892,136)   (5,415,072)          (493,946)    (361,241,087)
                           ------------  ------------  -------------  ------------  -----------------  ---------------
  Net change in
   unrealized
   appreciation
   (depreciation) on:
    Investments              (1,802,907)   16,366,184        (65,552)    8,467,571           (858,452)      (8,265,457)
    Translation of assets
     and liabilities in
     foreign currencies               -             -              -             -                  -           83,838
                           ------------  ------------  -------------  ------------  -----------------  ---------------
  Net change in
   unrealized
   appreciation
    (depreciation)           (1,802,907)   16,366,184        (65,552)    8,467,571           (858,452)      (8,181,619)
                           ------------  ------------  -------------  ------------  -----------------  ---------------
Net realized and
 unrealized gain (loss)      (4,554,891)      904,441    (14,957,688)    3,052,499         (1,352,398)    (369,422,706)
                           ------------  ------------  -------------  ------------  -----------------  ---------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS           $ (4,589,627) $    875,894  $ (15,010,233) $  2,988,054  $      (1,184,841) $  (353,004,701)
                           ============  ============  =============  ============  =================  ===============

/1/  Net of foreign withholding tax of $-, $-, $-, $-, $9,981 and
     $2,474,136, respectively.

See notes to financial statements.

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

STATEMENTS OF CHANGES IN NET ASSETS

iSHARES TRUST

                                        iSHARES                            iSHARES                           iSHARES
                                     GOLDMAN SACHS                      GOLDMAN SACHS                     GOLDMAN SACHS
                                       TECHNOLOGY                         NETWORKING                      SEMICONDUCTOR
                                       INDEX FUND                         INDEX FUND                        INDEX FUND
                           ----------------------------------  --------------------------------  --------------------------------
                                FOR THE SIX                         FOR THE SIX                       FOR THE SIX
                               MONTHS ENDED           FOR THE      MONTHS ENDED         FOR THE      MONTHS ENDED         FOR THE
                           JANUARY 31, 2003        YEAR ENDED  JANUARY 31, 2003      YEAR ENDED  JANUARY 31, 2003      YEAR ENDED
                                (UNAUDITED)     JULY 31, 2002       (UNAUDITED)   JULY 31, 2002       (UNAUDITED)   JULY 31, 2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment loss      $        (34,736) $       (171,829) $        (28,547) $     (119,866) $        (52,545) $     (109,196)
  Net realized loss              (2,751,984)      (10,641,273)      (15,461,743)    (12,036,263)      (14,892,136)     (2,119,420)
  Net change in
   unrealized
   appreciation
   (depreciation)                (1,802,907)      (10,747,261)       16,366,184     (33,413,568)          (65,552)    (31,018,006)
                           ----------------  ----------------  ----------------  --------------  ----------------  --------------
Net increase (decrease)
 in net assets resulting
 from operations                 (4,589,627)      (21,560,363)          875,894     (45,569,697)      (15,010,233)    (33,246,622)
                           ----------------  ----------------  ----------------  --------------  ----------------  --------------
iSHARES TRANSACTIONS:
  iShares sold                   41,446,201        69,955,543         9,594,735      57,881,642        77,782,114      76,862,673
  iShares redeemed               (9,075,252)     (106,343,169)      (14,767,335)    (12,809,218)      (62,627,848)    (12,362,001)
                           ----------------  ----------------  ----------------  --------------  ----------------  --------------
Net increase (decrease)
 in net assets from
 iShares transactions            32,370,949       (36,387,626)       (5,172,600)     45,072,424        15,154,266      64,500,672
                           ----------------  ----------------  ----------------  --------------  ----------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS                      27,781,322       (57,947,989)       (4,296,706)       (497,273)          144,033      31,254,050

NET ASSETS:
Beginning of period              21,194,460        79,142,449        24,218,827      24,716,100        64,521,558      33,267,508
                           ----------------  ----------------  ----------------  --------------  ----------------  --------------
End of period              $     48,975,782  $     21,194,460  $     19,922,121  $   24,218,827  $     64,665,591  $   64,521,558
                           ================  ================  ================  ==============  ================  ==============
Accumulated net
 investment loss
 included in net assets
 at end of period          $        (34,736) $              -  $        (28,547) $            -  $        (52,545) $            -
                           ================  ================  ================  ==============  ================  ==============

iSHARES ISSUED AND
REDEEMED:
  iShares sold                    1,300,000         1,400,000           700,000       2,000,000         2,100,000       1,300,000
  iShares redeemed                 (350,000)       (2,150,000)       (1,200,000)       (800,000)       (1,700,000)       (200,000)
                           ----------------  ----------------  ----------------  --------------  ----------------  --------------
Net increase (decrease)
 in iShares outstanding             950,000          (750,000)         (500,000)      1,200,000           400,000       1,100,000
                           ================  ================  ================  ==============  ================  ==============

See notes to financial statements.

FINANCIAL STATEMENTS
iSHARES TRUST

                                       iSHARES                           iSHARES
                                    GOLDMAN SACHS                      GOLDMAN SACHS                  iSHARES MSCI
                                      SOFTWARE                       NATURAL RESOURCES                    EAFE
                                     INDEX FUND                         INDEX FUND                     INDEX FUND
                           -------------------------------  -------------------------------------  -------------------
                                FOR THE SIX                      FOR THE SIX       FOR THE PERIOD          FOR THE SIX
                               MONTHS ENDED        FOR THE      MONTHS ENDED  OCTOBER 22, 2001/1/         MONTHS ENDED
                           JANUARY 31, 2003     YEAR ENDED  JANUARY 31, 2003                   TO     JANUARY 31, 2003
                                (UNAUDITED)  JULY 31, 2002       (UNAUDITED)        JULY 31, 2002          (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment income
   (loss)                  $        (64,445) $    (110,003) $        167,557  $           294,060  $        16,418,005
  Net realized loss              (5,415,072)    (3,445,159)         (493,946)            (348,141)        (361,241,087)
  Net change in
   unrealized
   appreciation
   (depreciation)                 8,467,571    (19,166,307)         (858,452)          (3,286,794)          (8,181,619)
                           ----------------  -------------  ----------------  -------------------  -------------------
Net increase (decrease)
 in net assets resulting
 from operations                  2,988,054    (22,721,469)       (1,184,841)          (3,340,875)        (353,004,701)
                           ----------------  -------------  ----------------  -------------------  -------------------

DISTRIBUTIONS TO
 iSHAREHOLDERS:
  From net investment
   income                                 -              -          (174,965)            (284,750)         (41,788,985)
                           ----------------  -------------  ----------------  -------------------  -------------------
Total distributions to
 iShareholders                            -              -          (174,965)            (284,750)         (41,788,985)
                           ----------------  -------------  ----------------  -------------------  -------------------

iSHARES TRANSACTIONS:
  iShares sold                   36,384,760     56,701,205         8,312,290           29,006,526          654,056,812
  iShares redeemed              (53,726,671)   (22,766,293)                -           (4,563,651)      (2,113,785,604)
                           ----------------  -------------  ----------------  -------------------  -------------------
Net increase (decrease)
 in net assets from
 iShares transactions           (17,341,911)    33,934,912         8,312,290           24,442,875       (1,459,728,792)
                           ----------------  -------------  ----------------  -------------------  -------------------
INCREASE (DECREASE) IN
 NET ASSETS                     (14,353,857)    11,213,443         6,952,484           20,817,250       (1,854,522,478)

NET ASSETS:

Beginning of period              37,769,185     26,555,742        20,817,250                    -        3,803,438,120
                           ----------------  -------------  ----------------  -------------------  -------------------
End of period              $     23,415,328  $  37,769,185  $     27,769,734  $        20,817,250  $     1,948,915,642
                           ================  =============  ================  ===================  ===================

Undistributed
 (distributions in
 excess of) net
 investment income
 (accumulated net
 investment loss)
 included in net assets
 at end of period          $        (64,445) $           -  $         (1,736) $             5,672  $           148,768
                           ================  =============  ================  ===================  ===================

iSHARES ISSUED AND
 REDEEMED:

  iShares sold                    1,450,000      1,600,000           100,000              300,000            6,400,000
  iShares redeemed               (2,150,000)      (550,000)                -              (50,000)         (21,600,000)
                           ----------------  -------------  ----------------  -------------------  -------------------
Net increase (decrease)
 in iShares outstanding            (700,000)     1,050,000           100,000              250,000          (15,200,000)
                           ================  =============  ================  ===================  ===================

                              iSHARES MSCI
                                  EAFE
                               INDEX FUND
                           ------------------
                               FOR THE PERIOD
                           AUGUST 14, 2001/1/
                                           TO
                                JULY 31, 2002
---------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS

OPERATIONS:
  Net investment income
   (loss)                  $       25,461,334
  Net realized loss               (19,434,534)
  Net change in
   unrealized
   appreciation
   (depreciation)                (544,860,384)

                           ------------------
Net increase (decrease)
 in net assets resulting
 from operations                 (538,833,584)
                           ------------------

DISTRIBUTIONS TO
 iSHAREHOLDERS:
  From net investment
   income                          (1,107,494)
                           ------------------
Total distributions to
 iShareholders                     (1,107,494)
                           ------------------

iSHARES TRANSACTIONS:
  iShares sold                  4,388,752,984
  iShares redeemed                (45,373,786)
                           ------------------
Net increase (decrease)
 in net assets from
 iShares transactions           4,343,379,198
                           ------------------
INCREASE (DECREASE) IN
 NET ASSETS                     3,803,438,120

NET ASSETS:

Beginning of period                         -
                           ------------------
End of period              $    3,803,438,120
                           ==================

Undistributed
 (distributions in
 excess of) net
 investment income
 (accumulated net
 investment loss)
 included in net assets
 at end of period          $       25,519,748
                           ==================
iSHARES ISSUED AND
 REDEEMED:

iShares sold                      36,200,000
 iShares redeemed                    (400,000)
                           ------------------
Net increase (decrease)
 in iShares outstanding            35,800,000
                           ==================

/1/ Commencement of operations.

See notes to financial statements.

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

FINANCIAL HIGHLIGHTS

iSHARES TRUST
(For a share outstanding throughout each period)

                                                iSHARES                                             iSHARES
                                             GOLDMAN SACHS                                       GOLDMAN SACHS
                                               TECHNOLOGY                                          NETWORKING
                                               INDEX FUND                                          INDEX FUND
                          -------------------------------------------------     ------------------------------------------------
                             SIX MONTHS                         PERIOD FROM        SIX MONTHS                       PERIOD FROM
                                  ENDED                    MAR. 13, 2001/1/             ENDED                   JUL. 10, 2001/1/
                          JAN. 31, 2003        YEAR ENDED                TO     JAN. 31, 2003       YEAR ENDED               TO
                            (UNAUDITED)     JUL. 31, 2002     JUL. 31, 2001       (UNAUDITED)    JUL. 31, 2002    JUL. 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period      $       30.28      $      54.58  $          56.71      $      13.09     $      38.02   $         36.32
                          -------------     -------------  ----------------     -------------    -------------  ----------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss             (0.02)            (0.25)            (0.08)            (0.02)           (0.06)            (0.01)
  Net realized and
   unrealized gain
   (loss)                         (0.58)           (24.05)            (2.05)             1.69           (24.87)             1.71
                          -------------     -------------  ----------------     -------------    -------------  ----------------
Total from investment
 operations                       (0.60)           (24.30)            (2.13)             1.67           (24.93)             1.70
                          -------------     -------------  ----------------     -------------    -------------  ----------------
Net Asset Value, End of
 Period                   $       29.68      $      30.28  $          54.58      $      14.76     $      13.09   $         38.02
                          =============     =============  ================     =============    =============  ================
Total Return                      (1.98)%/2/       (44.52)%           (3.76)%/2/        12.76%/2/       (65.57)%            4.68%/2/
                          =============     =============  ================     =============    =============  ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)          $      48,976     $      21,194  $         79,142      $     19,922     $     24,219   $        24,716
  Ratio of expenses to
   average net assets/3/           0.50%             0.50%             0.50%             0.50%            0.50%             0.50%
  Ratio of net investment
   loss to average net
   assets/3/                      (0.21)%           (0.30)%           (0.33)%           (0.37)%          (0.34)%           (0.50)%
  Portfolio turnover
    rate/4/                           3%                8%                0%/5/            16%              46%                9%

/1/  Commencement of operations.

/2/  Not annualized.

/3/  Annualized for periods of less than one year.

/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

/5/  Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                iSHARES                            iSHARES
                                             GOLDMAN SACHS                      GOLDMAN SACHS
                                              SEMICONDUCTOR                        SOFTWARE
                                               INDEX FUND                         INDEX FUND
                          -------------------------------------------------     -------------
                             SIX MONTHS                         PERIOD FROM        SIX MONTHS
                                  ENDED                    JUL. 10, 2001/1/             ENDED
                          JAN. 31, 2003        YEAR ENDED                TO     JAN. 31, 2003
                            (UNAUDITED)     JUL. 31, 2002     JUL. 31, 2001       (UNAUDITED)
---------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period      $       41.63      $      73.93  $          65.65      $      23.61
                          -------------     -------------  ----------------     -------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment loss             (0.03)            (0.07)            (0.01)            (0.07)
  Net realized and
   unrealized gain
   (loss)                         (8.44)           (32.23)             8.29              2.48
                          -------------     -------------  ----------------     -------------
Total from investment
 operations                       (8.47)           (32.30)             8.28              2.41
                          -------------     -------------  ----------------     -------------
Net Asset Value, End of
 Period                   $       33.16      $      41.63  $          73.93      $      26.02
                          =============     =============  ================     =============
Total Return                     (20.35)%/2/       (43.69)%           12.61%/2/         10.21%/2/
                          =============     =============  ================     =============

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)          $      64,666      $     64,522  $         33,268      $     23,415
  Ratio of expenses to
   average net assets/3/           0.50%             0.50%             0.50%             0.50%
  Ratio of net investment
   loss to average net
   assets/3/                      (0.21)%           (0.29)%           (0.38)%           (0.46)%
  Portfolio turnover
   rate/4/                            5%                8%                0%5               4%

                                      iSHARES
                                   GOLDMAN SACHS
                                     SOFTWARE
                                    INDEX FUND
                          -------------------------------
                                              PERIOD FROM
                                         JUL. 10, 2001/1/
                             YEAR ENDED                TO
                          JUL. 31, 2002     JUL. 31, 2001
---------------------------------------------------------
Net Asset Value,
 Beginning of Period       $      48.28   $         49.12
                          -------------  ----------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment loss             (0.07)            (0.01)
  Net realized and
   unrealized gain
   (loss)                        (24.60)            (0.83)
                          -------------  ----------------
Total from investment
 operations                      (24.67)            (0.84)
                          -------------  ----------------
Net Asset Value, End of
 Period                    $      23.61   $         48.28
                          =============  ================
Total Return                     (51.10)%           (1.71)%/2/
                          =============  ================

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)           $     37,769   $        26,556
  Ratio of expenses to
   average net assets/3/           0.50%             0.50%
  Ratio of net investment
   loss to average net
   assets/3/                      (0.42)%           (0.50)%
  Portfolio turnover
   rate/4/                           14%                0%/5/

/1/  Commencement of operations.

/2/  Not annualized.

/3/  Annualized for periods of less than one year.

/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

/5/  Rounds to less than 1%.

See notes to financial statements.

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST
(For a share outstanding throughout each period)

                                                iSHARES
                                             GOLDMAN SACHS                            iSHARES
                                           NATURAL RESOURCES                         MSCI EAFE
                                              INDEX FUND                             INDEX FUND
                                --------------------------------------  --------------------------------------
                                     SIX MONTHS            PERIOD FROM        SIX MONTHS           PERIOD FROM
                                          ENDED       OCT. 22, 2001/1/             ENDED      AUG. 14, 2001/1/
                                  JAN. 31, 2003                     TO     JAN. 31, 2003                    TO
                                    (UNAUDITED)          JUL. 31, 2002       (UNAUDITED)         JUL. 31, 2002
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                         $         83.27  $               94.92  $         106.24  $             127.63
                                ---------------  ---------------------  ----------------  --------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                    0.67                   1.10              1.17                  0.93
  Net realized and unrealized
   loss                                   (3.90)                (11.69)           (10.92)               (22.07)
                                ---------------  ---------------------  ----------------  --------------------
Total from investment
 operations                               (3.23)                (10.59)            (9.75)               (21.14)
                                ---------------  ---------------------  ----------------  --------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                   (0.70)                 (1.06)            (1.88)                (0.25)
                                ---------------  ---------------------  ----------------  --------------------
Total distributions                       (0.70)                 (1.06)            (1.88)                (0.25)
                                ---------------  ---------------------  ----------------  --------------------
Net Asset Value, End of Period  $         79.34  $               83.27  $          94.61  $             106.24
                                ===============  =====================  ================  ====================
Total Return/2/                           (3.91)%               (11.29)%           (9.22)%              (16.57)%
                                ===============  =====================  ================  ====================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                       $        27,770  $              20,817  $      1,948,916  $          3,803,438
  Ratio of expenses to average
    net assets/3/                          0.50%                  0.50%             0.35%                 0.35%
  Ratio of net investment
    income to average net
    assets/3/                              1.57%                  1.51%             1.31%                 1.87%
  Portfolio turnover rate/4/                  6%                    12%                4%                    8%

/1/  Commencement of operations.

/2/  Not annualized.

/3/  Annualized for periods of less than one year.

/4/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

iSHARES TRUST

1.   SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of January 31, 2003, the Trust offered 56 investment portfolios or funds.

These financial statements relate only to the iShares Goldman Sachs Technology, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Natural Resources and the iShares MSCI EAFE Index Funds (each a "Fund", collectively the "Funds").

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a "passive" or index approach to achieve each Fund's investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

The iShares MSCI EAFE Index Fund invests in the securities of non-U.S. issuers, that may trade in non-U.S. markets, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At July 31, 2002, the tax year-end of the Funds, the components of distributable earnings on a tax basis were as follows:

                                           UNDISTRIBUTED   UNDISTRIBUTED  TOTAL DISTRIBUTABLE
    iSHARES INDEX FUND                   ORDINARY INCOME  LONG-TERM GAIN             EARNINGS
    -----------------------------------------------------------------------------------------
    Goldman Sachs Natural Resources      $         4,624  $            -  $             4,624
    MSCI EAFE                                 25,768,928               -           25,768,928
    -----------------------------------------------------------------------------------------

For the year ended July 31, 2002, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2003.

The following Funds had tax basis net capital loss carryforwards at July 31, 2002, the tax year-end of the Funds:

                                             EXPIRING
    iSHARES INDEX FUND                           2010       TOTAL
    -------------------------------------------------------------
    Goldman Sachs Technology               $  638,692  $  638,692
    Goldman Sachs Networking                  130,370     130,370
    Goldman Sachs Semiconductor               175,882     175,882
    Goldman Sachs Software                    177,253     177,253
    MSCI EAFE                                  55,269      55,269
    -------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
iSHARES TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the six months ended January 31, 2003, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more iShares or multiples thereof ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year-end. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended January 31, 2003 are disclosed in the Funds' Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at January 31, 2003.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

                                                        ADVISORY
    iSHARES INDEX FUND                                       FEE
    ------------------------------------------------------------
    Goldman Sachs Technology                                0.50%
    Goldman Sachs Networking                                0.50
    Goldman Sachs Semiconductor                             0.50
    Goldman Sachs Software                                  0.50%
    Goldman Sachs Natural Resources                         0.50
    MSCI EAFE                                               0.35
    ------------------------------------------------------------

Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Funds. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

As of January 31, 2003, Investors Bank also served as securities lending agent for the Funds. Barclays Global Investors, N.A. ("BGI") will begin serving as securities lending agent for the Trust in February 2003. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was granted by the Securities and Exchange Commission ("SEC").

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended January 31, 2003, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Funds' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the six months ended January 31, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. The Board has concluded that all such transactions were done in compliance with the requirements and restrictions set forth by Rule 17a-7.

As a result of using an index approach to investing, the iShares MSCI EAFE Index Fund held shares of Barclays PLC, with a current market value of $14,592,574, as of January 31, 2003. Barclays PLC is an affiliate of BGFA, the Funds' investment advisor.

As of January 31, 2003, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended January 31, 2003, were as follows:

    iSHARES INDEX FUND                         PURCHASES           SALES
    --------------------------------------------------------------------
    Goldman Sachs Technology               $   1,033,995   $   1,072,304
    Goldman Sachs Networking                   2,736,843       2,721,152
    Goldman Sachs Semiconductor                2,505,225       2,452,302
    Goldman Sachs Software                     1,026,428       1,087,547
    Goldman Sachs Natural Resources            1,336,119       1,324,084
    MSCI EAFE                                 92,673,745     115,566,749
    --------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
iSHARES TRUST

In-kind transactions for the six months ended January 31, 2003, were as follows:

                                                   IN-KIND           IN-KIND
    iSHARES INDEX FUND                           PURCHASES             SALES
    ------------------------------------------------------------------------
    Goldman Sachs Technology                $   41,453,044  $      9,072,816
    Goldman Sachs Networking                     9,596,549        14,753,406
    Goldman Sachs Semiconductor                 77,802,046        62,583,891
    Goldman Sachs Software                      36,403,084        53,746,612
    Goldman Sachs Natural Resources              8,306,479                 -
    MSCI EAFE                                  650,857,714     2,101,695,658
    ------------------------------------------------------------------------

At January 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                                    NET
                                                 TAX      UNREALIZED        UNREALIZED       UNREALIZED
    iSHARES INDEX FUND                          COST    APPRECIATION      DEPRECIATION     DEPRECIATION
    ---------------------------------------------------------------------------------------------------
    Goldman Sachs Technology        $     76,901,937  $      268,560   $   (26,650,249) $   (26,381,689)
    Goldman Sachs Networking              37,887,462          88,365       (16,923,458)     (16,835,093)
    Goldman Sachs Semiconductor           99,495,781         256,677       (28,971,373)     (28,714,696)
    Goldman Sachs Software                35,593,510         178,149       (12,004,405)     (11,826,256)
    Goldman Sachs Natural Resources       32,851,743         835,850        (4,981,096)      (4,145,246)
    MSCI EAFE                          2,549,285,251      12,131,855      (565,320,907)    (553,189,052)
    ---------------------------------------------------------------------------------------------------

4. iSHARES TRANSACTIONS

At January 31, 2003, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iSHARES TRUST

thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of January 31, 2003, certain of the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at January 31, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

6. LEGAL PROCEEDINGS

The Trust is currently a defendant in an action in the U.S. District Court for the Northern District of Illinois. There are numerous other defendants, including the Trust's investment advisor, other exchange traded funds, various fund service providers and market makers, and the Chicago Stock Exchange, Inc. A company named MOPEX, Inc. is the plaintiff in this action. MOPEX claims that the actions of the parties, including the Trust, infringe a patent held by MOPEX, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. MOPEX's patent, however, was recently found to be invalid by the judge in a related case in the U.S. District Court for the Southern District of New York. Although the Trust is not a party to the action in New York, the Trust believes that the recent ruling will permit the action in Illinois to be dismissed or resolved quickly.

NOTES TO THE FINANCIAL STATEMENTS

Notes:

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES

THE iSHARES FAMILY OF FUNDS

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. It contains more complete information, including charges and expenses.

BROAD MARKET
iShares Dow Jones U.S. Total Market Index Fund (IYY) iShares Russell 3000 Index Fund (IWV) iShares Russell 3000 Growth Index Fund (IWZ) iShares Russell 3000 Value Index Fund (IWW)

LARGE CAP
iShares Russell 1000 Index Fund (IWB)
iShares Russell 1000 Growth Index Fund (IWF) iShares Russell 1000 Value Index Fund (IWD) iShares S&P 100 Index Fund (OEF) iShares S&P 500 Index Fund (IVV) iShares S&P 500/BARRA Growth Index Fund (IVW) iShares S&P 500/BARRA Value Index Fund (IVE)

MID CAP
iShares Russell Midcap Index Fund (IWR)
iShares Russell Midcap Growth Index Fund (IWP) iShares Russell Midcap Value Index Fund (IWS) iShares S&P MidCap 400 Index Fund (IJH) iShares S&P MidCap 400/BARRA Growth Index Fund (IJK) iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

SMALL CAP
iShares Russell 2000 Index Fund (IWM)
iShares Russell 2000 Growth Index Fund (IWO) iShares Russell 2000 Value Index Fund (IWN) iShares S&P SmallCap 600 Index Fund (IJR) iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT) iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

SECTOR & INDUSTRY
iShares Cohen & Steers Realty Majors Index Fund (ICF) iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM) iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC) iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) iShares Dow Jones U.S. Energy Sector Index Fund (IYE) iShares Dow Jones U.S. Financial Sector Index Fund (IYF) iShares Dow Jones U.S. Financial Services Index Fund (IYG) iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH) iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ) iShares Dow Jones U.S. Real Estate Index Fund (IYR) iShares Dow Jones U.S. Technology Sector Index Fund (IYW) iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ) iShares Dow Jones U.S. Utilities Sector Index Fund (IDU) iShares Goldman Sachs Natural Resources Index Fund (IGE) iShares Goldman Sachs Networking Index Fund (IGN) iShares Goldman Sachs Semiconductor Index Fund (IGW) iShares Goldman Sachs Software Index Fund (IGV) iShares Goldman Sachs Technology Index Fund (IGM) iShares Nasdaq Biotechnology Index Fund (IBB)

FIXED INCOME
iShares Lehman 1-3 Year Treasury Bond Fund (SHY) iShares Lehman 7-10 Year Treasury Bond Fund (IEF) iShares Lehman 20+ Year Treasury Bond Fund (TLT) iShares GS $ InvesTop(TM) Corporate Bond Fund (LQD)

GLOBAL SECTOR
iShares S&P Global Energy Sector Index Fund (IXC) iShares S&P Global Financials Sector Index Fund (IXG) iShares S&P Global Healthcare Sector Index Fund (IXJ) iShares S&P Global Technology Sector Index Fund (IXN) iShares S&P Global Telecommunications Sector Index Fund (IXP)

INTERNATIONAL/BROAD MARKET
iShares MSCI EAFE Index Fund (EFA)

INTERNATIONAL/REGIONAL
iShares MSCI EMU Index Fund (EZU)
iShares MSCI Pacific ex-Japan Index Fund (EPP) iShares S&P Europe 350 Index Fund (IEV)

INTERNATIONAL/DEVELOPED COUNTRY
iShares MSCI Australia Index Fund (EWA)
iShares MSCI Austria Index Fund (EWO)
iShares MSCI Belgium Index Fund (EWK)
iShares MSCI Canada Index Fund (EWC)
iShares MSCI France Index Fund (EWQ)
iShares MSCI Germany Index Fund (EWG)
iShares MSCI Hong Kong Index Fund (EWH)
iShares MSCI Italy Index Fund (EWI)
iShares MSCI Japan Index Fund (EWJ)
iShares MSCI Netherlands Index Fund (EWN) iShares MSCI Singapore Index Fund (EWS) iShares MSCI Spain Index Fund (EWP) iShares MSCI Sweden Index Fund (EWD) iShares MSCI Switzerland Index Fund (EWL) iShares MSCI United Kingdom Index Fund (EWU) iShares S&P/TOPIX 150 Index Fund (ITF)

INTERNATIONAL/EMERGING COUNTRY
iShares MSCI Brazil Index Fund (EWZ)
iShares MSCI Malaysia Index Fund (EWM)
iShares MSCI Mexico Index Fund (EWW)
iShares MSCI South Africa Index Fund (EZA) iShares MSCI South Korea Index Fund (EWY) iShares MSCI Taiwan Index Fund (EWT) iShares S&P Latin America 40 Index Fund (ILF)

GLOBAL/BROAD MARKET
iShares S&P Global 100 Index Fund (IOO)

This advertising section does not constitute part of the 2003 Semi-Annual
Report.

iShares are not sponsored or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor's. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. "GS $ InvesTop(TM)", "GS $ InvesTop(TM) Index", "GS $ Investment Grade Index(TM)" and "Goldman Sachs(R)" are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop(TM) Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co.

                                 2003 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

iShares are not sponsored or endorsed by Goldman, Sachs & Co., nor are they sponsored, endorsed, sold or promoted by Morgan Stanley Capital International, Inc., nor do these companies make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(C) 2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

[GRAPHIC APPEARS HERE]

iShares Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

I 800 iSHARES (I 800 474 2737) www.iShares.com